UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Value Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2010

Value Opportunities Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Common Stocks 96.86%		$12,807,629

(Cost $10,188,150)

Consumer Discretionary 29.37%		3,883,948

Auto Components 2.67%
Autoliv, Inc.	2,200	161,523
Dorman Products, Inc. (I)	700	27,657
Tenneco, Inc. (I)	700	25,522
TRW Automotive Holdings Corp. (I)	2,900	137,721

Distributors 0.05%
Core-Mark Holding Company, Inc. (I)	200	7,240

Diversified Consumer Services 1.25%
Career Education Corp. (I)	2,100	37,359
Hillenbrand, Inc.	1,500	28,965
Pre-Paid Legal Services, Inc. (I)	300	19,404
Regis Corp.	1,200	21,384
Weight Watchers International, Inc.	1,700	58,208

Hotels, Restaurants & Leisure 2.55%
Bluegreen Corp. (I)	900	2,601
Brinker International, Inc.	1,400	28,616
CEC Entertainment, Inc. (I)	400	15,008
Cracker Barrel Old Country Store, Inc.	900	47,394
DineEquity, Inc. (I)	500	26,710
Domino's Pizza, Inc. (I)	1,800	26,586
Papa John's International, Inc. (I)	700	17,927
Ruby Tuesday, Inc. (I)	2,200	28,138
Wyndham Worldwide Corp.	5,000	143,750

Household Durables 1.56%
American Greetings Corp., Class A	700	14,049
Blyth, Inc.	200	8,916
Newell Rubbermaid, Inc.	4,900	82,173
Stanley Black & Decker, Inc.	1,700	101,201

Internet & Catalog Retail 0.26%
HSN, Inc. (I)	1,200	34,020

Leisure Equipment & Products 2.06%
Arctic Cat, Inc. (I)	500	7,455
Hasbro, Inc.	3,400	162,044
Jakks Pacific, Inc. (I)	1,000	19,250
Polaris Industries, Inc. (L)	900	65,421
RC2 Corp. (I)	600	13,290
Steinway Musical Instruments, Inc. (I)	300	5,175

Media 1.87%
Arbitron, Inc.	200	5,844
Entercom Communications Corp., Class A (I)	500	4,345
Gannett Company, Inc.	7,700	100,947
Journal Communications, Inc., Class A (I)	1,700	7,718
Meredith Corp. (L)	1,300	43,706
Sinclair Broadcast Group, Inc., Class A	2,800	21,700
The McClatchy Company, Class A (I) (L)	2,600	8,216
Valassis Communications, Inc. (I)	1,700	55,335

Multiline Retail 1.73%
Big Lots, Inc. (I)	2,600	79,690
Dillard's, Inc., Class A (L)	2,300	71,714

1

Value Opportunities Fund
As of 11-30-10 (Unaudited)

	Shares	Value
Multiline Retail (continued)

Family Dollar Stores, Inc.	800	$40,160
Fred's, Inc., Class A	900	11,511
Retail Ventures, Inc. (I)	900	14,760
The Bon-Ton Stores, Inc. (L)	300	4,026
Tuesday Morning Corp. (I)	1,400	7,280

Specialty Retail 9.80%
Aaron, Inc., Class B (L)	1,900	37,924
Abercrombie & Fitch Company, Class A	1,200	60,300
Advance Auto Parts, Inc.	1,300	85,787
Aeropostale, Inc. (I)	1,700	45,951
Americas Car-Mart, Inc. (I)	300	7,611
AnnTaylor Stores Corp. (I)	900	24,219
Asbury Automotive Group, Inc. (I)	700	11,018
AutoNation, Inc. (I)	2,300	60,099
Brown Shoe Company, Inc.	1,300	18,486
Cabela's, Inc. (I)	1,600	35,600
Destination Maternity Corp. (I)	200	7,656
Foot Locker, Inc.	3,600	67,932
Genesco, Inc. (I)	700	26,922
Hibbett Sports, Inc. (I)	600	20,550
Jo-Ann Stores, Inc. (I)	700	33,908
Jos. A. Bank Clothiers, Inc. (I)	900	40,536
O'Reilly Automotive, Inc. (I)	200	12,036
OfficeMax, Inc. (I)	1,800	30,762
PetSmart, Inc.	4,400	166,584
RadioShack Corp.	3,300	60,885
Rent-A-Center, Inc.	2,300	64,032
Sally Beauty Holdings, Inc. (I)	3,800	52,250
Shoe Carnival, Inc. (I)	400	11,096
Systemax, Inc. (I)	500	6,490
The Cato Corp., Class A	1,100	31,405
The Children's Place Retail Stores, Inc. (I)	900	46,719
The Finish Line, Inc., Class A	1,200	21,420
Tractor Supply Company	2,200	93,434
West Marine, Inc. (I)	500	4,785
Williams-Sonoma, Inc.	3,300	109,791

Textiles, Apparel & Luxury Goods 5.57%
Carter's, Inc. (I)	1,100	34,826
Columbia Sportswear Company (L)	1,100	61,204
Deckers Outdoor Corp. (I)	1,300	99,970
Fossil, Inc. (I)	2,000	135,300
G-III Apparel Group, Ltd. (I)	600	16,422
Iconix Brand Group, Inc. (I)	1,600	29,888
Jones Group, Inc.	2,000	27,080
Kenneth Cole Productions, Inc., Class A (I)	400	5,412
Liz Claiborne, Inc. (I)	1,700	12,427
Maidenform Brands, Inc. (I)	800	21,952
Oxford Industries, Inc.	600	14,820
Perry Ellis International, Inc. (I)	600	16,326
Phillips-Van Heusen Corp.	1,900	128,896
Quiksilver, Inc. (I)	6,000	25,800
Steven Madden, Ltd. (I)	600	27,150
The Timberland Company, Class A (I)	900	22,302
True Religion Apparel, Inc. (I)	700	15,701
Wolverine World Wide, Inc.	1,300	40,625

2

Value Opportunities Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Consumer Staples 9.21%		$1,217,611

Beverages 0.96%
Coca-Cola Bottling Company Consolidated	100	5,850
Constellation Brands, Inc., Class A (I)	4,200	86,562
Hansen Natural Corp. (I)	400	21,288
National Beverage Corp.	1,000	13,090

Food & Staples Retailing 2.42%
BJ's Wholesale Club, Inc. (I)	1,500	68,715
Casey's General Stores, Inc.	1,400	55,643
Nash Finch Company	400	14,780
Ruddick Corp.	1,700	62,492
Spartan Stores, Inc.	400	6,544
Susser Holdings Corp. (I)	500	6,720
The Pantry, Inc. (I)	700	14,378
United Natural Foods, Inc. (I)	1,600	59,904
Weis Markets, Inc.	800	30,832

Food Products 2.23%
Corn Products International, Inc.	1,200	51,744
Del Monte Foods Company	6,800	127,364
Flowers Foods, Inc.	1,700	44,540
McCormick & Company, Inc.	200	8,802
Sanderson Farms, Inc.	400	17,704
The Hain Celestial Group, Inc. (I)	1,200	31,812
The J.M. Smucker Company	200	12,650

Household Products 1.63%
Church & Dwight Company, Inc.	800	52,200
Energizer Holdings, Inc. (I)	1,800	126,702
Spectrum Brands Holdings, Inc. (I)	800	21,624
WD-40 Company	400	15,636

Personal Products 1.97%
Elizabeth Arden, Inc. (I)	800	17,048
Herbalife, Ltd.	2,300	157,849
Inter Parfums, Inc.	1,100	20,086
Nu Skin Enterprises, Inc., Class A	500	15,805
Nutraceutical International Corp. (I)	400	5,948
Prestige Brands Holdings, Inc. (I)	1,400	16,478
Schiff Nutrition International, Inc.	700	5,761
USANA Health Sciences, Inc. (I)	500	21,060

Energy 3.11%		411,331

Energy Equipment & Services 1.10%
Complete Production Services, Inc. (I)	1,800	51,210
Oil States International, Inc. (I)	1,600	94,928

Oil, Gas & Consumable Fuels 2.01%
Energy Partners, Ltd. (I)	500	6,055
Petroleum Development Corp. (I)	300	10,686
Ship Finance International, Ltd.	2,200	47,762
Sunoco, Inc.	3,500	140,490
World Fuel Services Corp. (L)	2,000	60,200

Financials 13.72%		1,814,010

Capital Markets 0.95%
American Capital, Ltd. (I)	11,400	81,966
BlackRock Kelso Capital Corp.	1,900	21,299

3

Value Opportunities Fund
As of 11-30-10 (Unaudited)

	Shares	Value
Capital Markets (continued)

International Assets Holding Corp. (I)	400	$9,132
MCG Capital Corp.	1,900	13,281

Commercial Banks 0.24%
Community Bank Systems, Inc. (L)	500	12,040
FNB Corp.	1,500	13,155
Republic Bancorp, Inc., Class A	300	6,153

Consumer Finance 1.16%
Cash America International, Inc.	800	28,960
EZCORP, Inc., Class A (I)	1,700	42,772
First Cash Financial Services, Inc. (I)	800	23,032
Nelnet, Inc., Class A	1,700	36,295
World Acceptance Corp. (I)	500	22,030

Diversified Financial Services 0.12%
Encore Capital Group, Inc. (I)	600	11,154
Primus Guaranty, Ltd. (I)	900	4,338

Insurance 10.33%
Allied World Assurance Company Holdings, Ltd. (I)	1,400	82,236
American Equity Investment Life Holding Company	1,900	20,862
American Financial Group, Inc.	3,500	107,695
American International Group, Inc. (L)	3,000	123,870
American Physicians Service Group, Inc.	200	6,494
Amtrust Financial Services, Inc.	1,300	20,813
Arch Capital Group, Ltd. (I)	800	72,240
Aspen Insurance Holdings, Ltd.	1,500	43,350
Assurant, Inc.	3,600	126,972
Axis Capital Holdings, Ltd.	2,000	70,680
CNA Surety Corp. (I)	1,500	35,250
Endurance Specialty Holdings, Ltd.	1,200	52,932
FBL Financial Group, Inc., Class A	1,000	26,720
FPIC Insurance Group, Inc. (I)	200	7,396
Horace Mann Educators Corp.	1,300	21,229
Infinity Property & Casualty Corp.	200	11,546
MBIA, Inc. (I)	3,700	36,963
Meadowbrook Insurance Group, Inc.	1,700	16,082
Mercury General Corp.	800	34,352
National Financial Partners Corp. (I)	1,200	14,112
National Interstate Corp.	300	6,195
Platinum Underwriters Holdings, Ltd.	900	38,907
ProAssurance Corp. (I)	400	23,692
Protective Life Corp.	2,300	54,096
RenaissanceRe Holdings, Ltd.	1,100	66,308
Safety Insurance Group, Inc.	400	18,724
Torchmark Corp.	2,700	155,169
Unitrin, Inc.	1,300	30,758
Validus Holdings, Ltd.	1,400	40,894

Real Estate Investment Trusts 0.92%
Agree Realty Corp.	300	8,385
American Capital Agency Corp.	1,400	41,048
Ashford Hospitality Trust, Inc. (I) (L)	1,700	15,980
Hatteras Financial Corp.	700	21,686
iStar Financial, Inc. (I) (L)	2,700	14,688
Resource Capital Corp.	1,200	8,004
Walter Investment Management Corp.	700	12,075

4

Value Opportunities Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Health Care 15.48%		$2,046,708

Biotechnology 0.31%
Cephalon, Inc. (I)	400	25,396
Cubist Pharmaceuticals, Inc. (I)	700	15,197

Health Care Equipment & Supplies 3.42%
American Medical Systems Holdings, Inc. (I) (L)	1,100	19,723
ArthroCare Corp. (I)	400	12,112
CONMED Corp. (I)	500	10,755
Greatbatch, Inc. (I)	600	13,146
Hill-Rom Holdings, Inc.	2,200	87,076
Integra LifeSciences Holdings Corp. (I)	800	34,696
Invacare Corp.	600	16,194
Kinetic Concepts, Inc. (I)	1,600	63,536
STERIS Corp.	1,800	61,938
Teleflex, Inc.	900	44,946
The Cooper Companies, Inc. (L)	1,600	85,600
Young Innovations, Inc.	100	3,022

Health Care Providers & Services 7.39%
Almost Family, Inc. (I)	200	7,088
Amedisys, Inc. (I)	400	11,352
AMERIGROUP Corp. (I)	2,000	86,060
Centene Corp. (I)	1,800	41,850
Chemed Corp.	700	42,658
Continucare Corp. (I)	1,600	7,552
Coventry Health Care, Inc. (I)	3,800	96,216
Gentiva Health Services, Inc. (I)	700	16,086
Health Net, Inc. (I)	3,700	99,900
Healthspring, Inc. (I)	1,900	50,977
Henry Schein, Inc. (I)	100	5,743
LifePoint Hospitals, Inc. (I)	1,500	54,330
Lincare Holdings, Inc. (L)	3,300	84,975
Magellan Health Services, Inc. (I)	1,100	53,570
Metropolitan Health Networks, Inc. (I)	1,400	6,034
Molina Healthcare, Inc. (I)	900	22,851
MWI Veterinary Supply, Inc. (I)	200	12,220
Omnicare, Inc.	2,200	50,732
Owens & Minor, Inc.	1,700	48,025
Patterson Companies, Inc.	2,100	62,433
The Providence Service Corp. (I)	600	10,086
Universal American Financial Corp.	2,600	38,558
Universal Health Services, Inc., Class B	1,500	61,680
US Physical Therapy, Inc. (I)	300	5,757

Life Sciences Tools & Services 1.27%
Parexel International Corp. (I)	1,400	24,584
PerkinElmer, Inc.	2,500	58,250
Pharmaceutical Product Development, Inc.	3,400	84,728

Pharmaceuticals 3.09%
Endo Pharmaceuticals Holdings, Inc. (I)	4,200	151,242
Impax Laboratories, Inc. (I)	400	7,160
Medicis Pharmaceutical Corp., Class A	1,500	39,525
Mylan, Inc. (I)	300	5,869
Par Pharmaceutical Companies, Inc. (I)	1,000	35,930
Perrigo Company	100	6,024
Viropharma, Inc. (I)	3,000	46,350
Watson Pharmaceuticals, Inc. (I)	2,400	116,976

5

Value Opportunities Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Industrials 9.78%		$1,293,115

Aerospace & Defense 1.67%
Ceradyne, Inc. (I)	700	18,494
Esterline Technologies Corp. (I)	1,000	58,880
LMI Aerospace, Inc. (I)	300	4,881
Moog, Inc., Class A (I)	1,200	44,232
Teledyne Technologies, Inc. (I)	1,100	44,242
Triumph Group, Inc.	600	50,478

Air Freight & Logistics 0.17%
Air Transport Services Group, Inc. (I)	2,200	16,236
Pacer International, Inc. (I)	1,000	5,590

Airlines 0.04%
Republic Airways Holdings, Inc. (I)	700	5,432

Building Products 0.27%
A.O. Smith Corp.	900	35,469

Commercial Services & Supplies 1.48%
ABM Industries, Inc.	700	16,121
American Reprographics Company (I)	900	6,327
Cintas Corp.	1,400	37,443
Consolidated Graphics, Inc. (I)	300	14,268
Deluxe Corp.	1,900	40,261
Ennis, Inc.	800	13,656
Knoll, Inc.	1,100	16,885
Schawk, Inc., Class A	700	12,558
United Stationers, Inc. (I)	600	38,082

Electrical Equipment 1.00%
Hubbell, Inc., Class B	800	45,248
Roper Industries, Inc.	1,200	86,892

Industrial Conglomerates 0.45%
Seaboard Corp.	27	50,274
Standex International Corp.	300	8,970

Machinery 2.26%
Alamo Group, Inc.	200	5,122
Crane Company	1,700	63,716
EnPro Industries, Inc. (I)	600	21,990
Gardner Denver, Inc.	800	52,360
IDEX Corp.	1,100	41,217
NACCO Industries, Inc., Class A	280	25,931
Sauer-Danfoss, Inc. (I)	800	24,312
The Toro Company	800	46,568
TriMas Corp. (I)	900	17,955

Professional Services 1.10%
Administaff, Inc.	500	14,145
Kelly Services, Inc., Class A (I)	1,100	19,663
SFN Group, Inc. (I)	1,500	12,855
The Corporate Executive Board Company	1,100	38,159
Towers Watson & Company, Class A	1,200	60,240

Road & Rail 0.10%
Dollar Thrifty Automotive Group, Inc. (I)	300	13,776

Trading Companies & Distributors 1.24%
Applied Industrial Technologies, Inc.	1,500	44,820
CAI International, Inc. (I)	500	10,225

6

Value Opportunities Fund
As of 11-30-10 (Unaudited)

	Shares	Value
Trading Companies & Distributors (continued)

DXP Enterprises, Inc. (I)	400	$8,608
TAL International Group, Inc.	800	22,664
Titan Machinery, Inc. (I)	300	6,290
WESCO International, Inc. (I)	1,500	71,580

Information Technology 7.98%		1,055,458

Communications Equipment 0.66%
ADTRAN, Inc.	900	28,026
Black Box Corp.	400	14,332
Polycom, Inc. (I)	1,200	44,406

Computers & Peripherals 1.11%
Imation Corp. (I)	500	4,750
Lexmark International, Inc., Class A (I) (L)	2,800	101,472
NCR Corp. (I)	2,800	40,292

Electronic Equipment, Instruments & Components 1.29%
Anixter International, Inc.	500	27,935
CPI International, Inc. (I)	400	7,740
Ingram Micro, Inc., Class A (I)	3,300	58,905
Insight Enterprises, Inc. (I)	1,500	18,915
Measurement Specialties, Inc. (I)	400	10,232
PC Connection, Inc. (I)	800	7,216
Tech Data Corp. (I)	900	39,663

Internet Software & Services 0.45%
Earthlink, Inc.	3,600	32,274
J2 Global Communications, Inc. (I)	1,000	26,780

IT Services 0.79%
CACI International, Inc., Class A (I)	600	30,198
CSG Systems International, Inc. (I)	1,000	18,820
MAXIMUS, Inc.	400	24,280
SRA International, Inc., Class A (I)	1,600	31,392

Office Electronics 0.33%
Zebra Technologies Corp., Class A (I)	1,200	43,728

Semiconductors & Semiconductor Equipment 0.14%
Silicon Image, Inc. (I)	2,500	19,175

Software 3.21%
ACI Worldwide, Inc. (I)	500	12,695
Compuware Corp. (I)	4,000	41,200
ePlus, Inc. (I)	300	6,960
Fair Isaac Corp. (L)	1,100	25,685
Manhattan Associates, Inc. (I)	300	9,327
Mentor Graphics Corp. (I)	1,400	15,743
Progress Software Corp. (I)	1,400	53,998
Quest Software, Inc. (I)	2,800	70,840
Radiant Systems, Inc. (I)	1,100	19,855
Synopsys, Inc. (I)	3,200	82,208
TIBCO Software, Inc. (I)	4,400	86,416

Materials 5.08%		671,171

Chemicals 3.32%
Cytec Industries, Inc.	900	43,047
Hawkins, Inc.	200	8,706
Innophos Holdings, Inc.	600	20,436
Innospec, Inc. (I)	500	10,725

7

Value Opportunities Fund
As of 11-30-10 (Unaudited)

		Shares	Value
Chemicals (continued)

International Flavors & Fragrances, Inc.		1,700	$89,284
Lubrizol Corp.		1,230	128,609
Quaker Chemical Corp.		200	7,596
The Scotts Miracle-Gro Company, Class A		900	44,964
TPC Group, Inc. (I)		200	5,584
Valspar Corp.		2,400	79,296

Containers & Packaging 1.58%
Ball Corp.		1,300	85,644
Silgan Holdings, Inc.		1,700	58,208
Sonoco Products Company		2,000	65,520

Paper & Forest Products 0.18%
KapStone Paper and Packaging Corp. (I)		1,600	23,552

Telecommunication Services 1.93%			254,844

Diversified Telecommunication Services 1.41%
CenturyLink, Inc.		4,000	171,960
IDT Corp., Class B		400	8,316
Vonage Holdings Corp. (I)		2,600	6,292

Wireless Telecommunication Services 0.52%
Syniverse Holdings, Inc. (I)		1,900	58,064
USA Mobility, Inc.		600	10,212

Utilities 1.20%			159,433

Gas Utilities 0.76%
UGI Corp.		3,400	100,878

Multi-Utilities 0.44%
NiSource, Inc.		3,500	58,555

		Par Value/
	Yield	Shares	Value

Short-Term Investments 7.50%			$992,021

(Cost $992,057)

Short-Term Securities 3.15%			417,196

State Street Institutional Treasury Money Market Fund	0.0030% (Y)	$417,196	417,196

Securities Lending Collateral 4.35%			574,825

John Hancock Collateral Investment Trust (W)	0.2624% (Y)	57,442	574,825

Total investments (Cost $11,180,207)† 104.36%			$13,799,650

Other assets and liabilities, net (4.36%)			($577,145)

Total net assets 100.00%			$13,222,505

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 11-30-10.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-10.

8

Value Opportunities Fund
As of 11-30-10 (Unaudited)

† At 11-30-10, the aggregate cost of investment securities for federal income tax purposes was $11,322,007. Net unrealized appreciation aggregated $2,477,643, of which $2,737,060 related to appreciated investment securities and $259,417 related to depreciated investment securities.

9

Value Opportunities Fund
As of 11-30-10 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2010, all investments are categorized as Level 1 under the hierarchy described above.

During the nine month period ended November 30, 2010, there were no significant transfers in or out of Level 1 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

10

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Value Opportunities Fund.

630Q3 11/10
1/11

JOHN HANCOCK MUTUAL FUNDS

John Hancock U.S. Core Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2010

U.S. Core Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Common Stocks 96.87%		$48,557,693

(Cost $45,063,922)

Consumer Discretionary 10.53%		5,278,563

Auto Components 0.15%
Autoliv, Inc.	500	36,710
TRW Automotive Holdings Corp. (I)	800	37,992

Automobiles 0.30%
Ford Motor Company (I) (L)	9,400	149,836

Distributors 0.14%
Genuine Parts Company	1,400	67,396

Diversified Consumer Services 0.30%
Apollo Group, Inc., Class A (I)	2,400	81,600
ITT Educational Services, Inc. (I)	500	29,245
Strayer Education, Inc.	100	13,587
Weight Watchers International, Inc.	800	27,392

Hotels, Restaurants & Leisure 2.28%
Darden Restaurants, Inc.	900	44,055
Las Vegas Sands Corp. (I) (L)	2,500	125,200
McDonald's Corp.	8,500	665,550
MGM Resorts International (I) (L)	2,400	29,352
Royal Caribbean Cruises, Ltd. (I) (L)	1,300	52,325
Starwood Hotels & Resorts Worldwide, Inc.	800	45,472
Wyndham Worldwide Corp.	1,600	46,000
Wynn Resorts, Ltd.	490	49,539
Yum! Brands, Inc.	1,700	85,136

Household Durables 0.37%
Fortune Brands, Inc.	600	35,454
KB Home	4,870	55,031
Mohawk Industries, Inc. (I)	500	26,270
Stanley Black & Decker, Inc.	700	41,671
Whirlpool Corp.	350	25,550

Internet & Catalog Retail 0.26%
Liberty Media Corp. - Interactive, Class A (I)	5,000	77,300
NetFlix, Inc. (I)	260	53,534

Leisure Equipment & Products 0.11%
Hasbro, Inc.	1,200	57,192

Media 2.48%
CBS Corp., Class B	3,600	60,624
Clear Channel Outdoor Holdings, Inc., Class A (I)	2,400	32,976
Comcast Corp., Class A	14,700	294,000
DIRECTV, Class A (I)	1,700	70,601
Gannett Company, Inc.	3,100	40,641
Liberty Global, Inc., Series A (I)	1,300	45,838
Liberty Media Corp. - Starz, Series A (I)	891	55,995
Liberty Media Corp. - Capital, Series A (I)	400	23,032
Live Nation Entertainment, Inc. (I)	1,000	10,760
The McGraw-Hill Companies, Inc.	1,600	55,184
The Walt Disney Company	3,000	109,530
The Washington Post Company, Class B	53	19,982
Time Warner Cable, Inc.	2,200	135,388
Time Warner, Inc.	6,200	182,838
Viacom, Inc., Class B	2,800	105,924

1

U.S. Core Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)

Multiline Retail 0.72%
Dollar Tree, Inc. (I)	1,300	$71,435
Family Dollar Stores, Inc.	1,100	55,220
Macy's, Inc.	3,300	84,744
Sears Holdings Corp. (I) (L)	2,300	150,650

Specialty Retail 2.26%
Advance Auto Parts, Inc.	1,100	72,589
Aeropostale, Inc. (I)	5,944	160,666
AutoNation, Inc. (I) (L)	2,000	52,260
AutoZone, Inc. (I)	580	150,458
Best Buy Company, Inc.	2,900	123,888
Foot Locker, Inc.	1,800	33,966
Home Depot, Inc.	7,100	214,491
Limited Brands, Inc.	2,200	74,074
O'Reilly Automotive, Inc. (I)	800	48,144
PetSmart, Inc.	1,100	41,646
RadioShack Corp.	800	14,760
Ross Stores, Inc.	500	32,440
The Dress Barn, Inc. (I)	400	9,880
TJX Companies, Inc.	2,300	104,903

Textiles, Apparel & Luxury Goods 1.16%
Coach, Inc. (L)	2,400	135,696
NIKE, Inc., Class B	4,300	370,359
VF Corp.	900	74,592

Consumer Staples 19.30%		9,671,989

Beverages 4.52%
Brown Forman Corp., Class B	1,600	104,672
Coca-Cola Enterprises, Inc.	4,300	103,845
Hansen Natural Corp. (I)	1,300	69,186
PepsiCo, Inc.	13,650	882,199
The Coca-Cola Company	17,500	1,105,475

Food & Staples Retailing 6.19%
Costco Wholesale Corp.	1,700	114,937
Safeway, Inc.	2,800	64,372
SUPERVALU, Inc.	2,000	18,080
Sysco Corp.	6,700	194,434
The Kroger Company	5,300	124,815
Wal-Mart Stores, Inc.	41,243	2,230,834
Walgreen Company	10,200	355,470

Food Products 1.83%
Campbell Soup Company (L)	2,400	81,360
Dean Foods Company	900	6,543
Flowers Foods, Inc.	1,100	28,820
General Mills, Inc.	4,700	166,051
H.J. Heinz Company	1,300	62,751
Hormel Foods Corp.	1,300	63,804
Kellogg Company	2,900	142,767
Kraft Foods, Inc., Class A	4,800	145,200
McCormick & Company, Inc.	1,100	48,411
Sara Lee Corp.	4,400	66,000
The Hershey Company (L)	2,200	102,960

2

U.S. Core Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Consumer Staples (continued)

Household Products 3.97%
Church & Dwight Company, Inc.	600	$39,150
Clorox Company	1,400	86,534
Colgate-Palmolive Company	4,000	306,200
Kimberly-Clark Corp.	3,200	198,048
The Procter & Gamble Company	22,300	1,361,861

Personal Products 0.34%
Herbalife, Ltd.	700	48,041
The Estee Lauder Companies, Inc., Class A	1,600	119,872

Tobacco 2.45%
Altria Group, Inc.	27,700	664,800
Lorillard, Inc.	1,100	87,538
Philip Morris International, Inc.	6,426	365,575
Reynolds American, Inc.	3,600	111,384

Energy 3.49%		1,749,949

Energy Equipment & Services 0.30%
National Oilwell Varco, Inc.	1,000	61,290
Oil States International, Inc. (I)	500	29,665
Rowan Companies, Inc. (I)	900	27,135
Schlumberger, Ltd.	410	31,709

Oil, Gas & Consumable Fuels 3.19%
Anadarko Petroleum Corp.	196	12,575
Chevron Corp.	448	36,275
Concho Resources, Inc. (I)	500	41,375
ConocoPhillips	13,036	784,376
Exxon Mobil Corp.	5,528	384,528
Marathon Oil Corp.	2,600	87,022
Occidental Petroleum Corp. (I)	884	77,942
Pioneer Natural Resources Company	700	56,077
Sunoco, Inc.	1,200	48,168
Tesoro Corp. (I)	700	11,424
Valero Energy Corp.	3,100	60,388

Financials 4.01%		2,010,629

Commercial Banks 0.49%
CapitalSource, Inc.	5,700	36,822
CIT Group, Inc. (I)	2,000	78,920
PNC Financial Services Group, Inc.	1,500	80,775
Regions Financial Corp.	7,400	39,812
TCF Financial Corp.	700	9,527

Consumer Finance 0.14%
SLM Corp. (I)	6,200	71,610

Diversified Financial Services 0.13%
Bank of America Corp.	5,979	65,470

Insurance 2.31%
Allied World Assurance Company Holdings, Ltd.	700	41,118
American Financial Group, Inc.	1,000	30,770
American International Group, Inc. (I) (L)	4,700	194,063
Arch Capital Group, Ltd. (I)	500	45,150
Aspen Insurance Holdings, Ltd.	1,000	28,900
Assurant, Inc.	1,100	38,797
Axis Capital Holdings, Ltd.	700	24,738

3

U.S. Core Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Financials (continued)

Brown & Brown, Inc.	1,400	$32,018
Endurance Specialty Holdings, Ltd.	600	26,466
Everest Re Group, Ltd.	300	25,047
Genworth Financial, Inc., Class A (I)	2,400	27,984
Hartford Financial Services Group, Inc.	1,900	42,294
PartnerRe, Ltd.	300	23,250
Platinum Underwriters Holdings, Ltd.	200	8,646
Protective Life Corp.	400	9,408
Prudential Financial, Inc.	2,100	106,428
RenaissanceRe Holdings, Ltd.	400	24,112
The Allstate Corp.	1,700	49,487
The Travelers Companies, Inc.	4,000	215,960
Torchmark Corp.	600	34,482
Transatlantic Holdings, Inc.	600	30,360
Unum Group	1,400	30,086
Validus Holdings, Ltd.	1,100	32,131
W.R. Berkley Corp.	1,400	37,366

Real Estate Investment Trusts 0.78%
Annaly Capital Management, Inc.	3,500	63,665
AvalonBay Communities, Inc.	330	36,409
CommonWealth REIT	300	7,509
Equity Residential	1,400	69,972
Public Storage	590	56,994
Simon Property Group, Inc.	1,100	108,350
Vornado Realty Trust	600	48,948

Real Estate Management & Development 0.05%
Forest City Enterprises, Inc., Class A (I) (L)	1,500	23,025

Thrifts & Mortgage Finance 0.11%
New York Community Bancorp, Inc. (L)	3,200	53,760

Health Care 25.37%		12,717,915

Biotechnology 1.65%
Amgen, Inc. (I)	8,800	463,672
Biogen Idec, Inc. (I) (L)	1,900	121,543
Cephalon, Inc. (I)	300	19,047
Gilead Sciences, Inc. (I)	6,100	222,650

Health Care Equipment & Supplies 3.54%
Baxter International, Inc.	6,684	324,508
Becton, Dickinson & Company	2,200	171,446
C.R. Bard, Inc.	600	50,910
DENTSPLY International, Inc.	1,000	30,920
Edwards Lifesciences Corp. (I)	1,080	71,669
Gen-Probe, Inc. (I)	300	15,558
IDEXX Laboratories, Inc. (I) (L)	700	44,947
Intuitive Surgical, Inc. (I)	140	36,441
Kinetic Concepts, Inc. (I)	1,100	43,681
Medtronic, Inc.	12,600	422,478
ResMed, Inc. (I) (L)	1,400	44,730
St. Jude Medical, Inc. (I)	2,400	92,856
Stryker Corp.	4,000	200,360
Thoratec Corp. (I)	300	7,637
Varian Medical Systems, Inc. (I)	1,000	65,830
Zimmer Holdings, Inc. (I)	3,000	147,780

4

U.S. Core Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Health Care (continued)

Health Care Providers & Services 4.65%
Aetna, Inc.	3,700	$109,594
AmerisourceBergen Corp.	4,600	141,910
Cardinal Health, Inc.	4,600	163,668
Catalyst Health Solutions, Inc. (I)	300	12,876
Coventry Health Care, Inc. (I)	1,600	40,512
Express Scripts, Inc. (I)	2,900	151,061
Health Net, Inc. (I)	1,400	37,800
Henry Schein, Inc. (I) (L)	700	40,201
Humana, Inc. (I)	2,200	123,288
Laboratory Corp. of America Holdings (I)	1,100	90,233
Lincare Holdings, Inc. (L)	3,116	80,237
McKesson Corp.	1,500	95,850
MEDNAX, Inc. (I)	400	24,480
Omnicare, Inc.	1,100	25,366
Owens & Minor, Inc.	300	8,475
Patterson Companies, Inc.	1,000	29,730
Quest Diagnostics, Inc.	1,300	64,116
Triple-S Management Corp., Class B (I)	2,948	56,631
UnitedHealth Group, Inc.	19,115	698,080
VCA Antech, Inc. (I)	700	15,292
WellPoint, Inc. (I)	5,782	322,289

Health Care Technology 0.11%
Cerner Corp. (I) (L)	500	43,930
Quality Systems, Inc.	200	12,898

Life Sciences Tools & Services 0.57%
Covance, Inc. (I)	400	17,964
Mettler-Toledo International, Inc. (I)	340	49,361
Pharmaceutical Product Development, Inc.	1,500	37,380
Techne Corp.	300	18,021
Thermo Fisher Scientific, Inc. (I)	2,149	109,298
Waters Corp. (I)	700	53,809

Pharmaceuticals 14.85%
Abbott Laboratories	15,100	702,301
Allergan, Inc.	3,000	198,810
Bristol-Myers Squibb Company	17,700	446,748
Eli Lilly & Company	20,300	683,298
Endo Pharmaceuticals Holdings, Inc. (I)	2,400	86,424
Forest Laboratories, Inc. (I)	5,700	181,773
Hospira, Inc. (I)	700	39,382
Johnson & Johnson	20,600	1,267,930
Merck & Company, Inc.	44,811	1,544,635
Mylan, Inc. (I)	2,200	43,043
Perrigo Company	600	36,144
Pfizer, Inc.	135,937	2,214,414

Industrials 6.06%		3,038,098

Aerospace & Defense 2.17%
General Dynamics Corp.	4,100	270,969
L-3 Communications Holdings, Inc.	900	63,297
Lockheed Martin Corp.	1,030	70,081
Northrop Grumman Corp.	1,900	117,192
Precision Castparts Corp.	970	133,928
Raytheon Company	1,000	46,250

5

U.S. Core Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Industrials (continued)

Rockwell Collins, Inc.	1,200	$67,272
The Boeing Company	3,400	216,818
United Technologies Corp.	1,400	105,378

Air Freight & Logistics 0.22%
C.H. Robinson Worldwide, Inc.	1,500	110,565

Airlines 0.14%
United Continental Holdings, Inc. (I)	2,500	69,200

Commercial Services & Supplies 0.38%
Copart, Inc. (I)	700	24,836
Pitney Bowes, Inc.	2,300	50,462
R.R. Donnelley & Sons Company	1,600	25,216
Rollins, Inc.	1,100	29,722
Stericycle, Inc. (I) (L)	800	59,120

Electrical Equipment 0.28%
Emerson Electric Company	2,600	143,182

Industrial Conglomerates 1.73%
3M Company	5,300	445,094
General Electric Company	26,700	422,661

Machinery 0.82%
Caterpillar, Inc.	1,400	118,440
Cummins, Inc.	600	58,272
Danaher Corp.	3,600	155,700
Eaton Corp.	800	77,120

Professional Services 0.09%
Dun & Bradstreet Corp.	300	22,602
IHS, Inc., Class A (I)	300	21,696

Road & Rail 0.11%
Norfolk Southern Corp.	900	54,153

Trading Companies & Distributors 0.12%
Fastenal Company (L)	1,100	58,872

Information Technology 24.42%		12,240,195

Communications Equipment 2.67%
Cisco Systems, Inc. (I)	27,800	532,648
F5 Networks, Inc. (I)	580	76,490
Harris Corp.	1,400	61,936
QUALCOMM, Inc.	14,300	668,382

Computers & Peripherals 3.69%
Apple, Inc. (I)	3,760	1,169,924
Dell, Inc. (I)	9,315	123,144
Hewlett-Packard Company	5,700	239,001
Lexmark International, Inc., Class A (I)	900	32,616
NCR Corp. (I)	2,600	37,414
NetApp, Inc. (I)	1,100	56,023
QLogic Corp. (I)	500	8,945
Seagate Technology PLC (I)	2,300	30,843
Western Digital Corp. (I)	4,542	152,157

Electronic Equipment, Instruments & Components 0.21%
Dolby Laboratories, Inc., Class A (I)	1,300	82,277
Ingram Micro, Inc., Class A (I)	1,300	23,205

6

U.S. Core Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Information Technology (continued)

Internet Software & Services 4.87%
Akamai Technologies, Inc. (I)	900	$46,971
eBay, Inc. (I)	14,800	431,124
Google, Inc., Class A (I)	3,449	1,916,644
IAC/InterActiveCorp (I)	700	19,712
ManTech International Corp., Class A (I)	200	7,984
NeuStar, Inc., Class A (I)	400	10,336
Syntel, Inc.	200	9,548

IT Services 3.29%
Accenture PLC, Class A	4,700	203,604
Amdocs, Ltd. (I)	2,000	52,000
Automatic Data Processing, Inc.	2,400	106,968
Broadridge Financial Solutions, Inc.	1,300	26,767
Cognizant Technology Solutions Corp., Class A (I)	3,200	207,936
Computer Sciences Corp.	700	31,241
Global Payments, Inc.	900	37,404
International Business Machines Corp.	4,482	634,024
Jack Henry & Associates, Inc.	900	24,606
MasterCard, Inc., Class A	898	212,853
Paychex, Inc.	2,900	82,766
Total Systems Services, Inc. (L)	1,700	25,653

Office Electronics 0.27%
Xerox Corp.	11,900	136,374

Software 9.42%
Adobe Systems, Inc. (I)	2,200	61,006
BMC Software, Inc. (I)	900	39,960
Citrix Systems, Inc. (I)	800	53,136
FactSet Research Systems, Inc.	500	44,335
Informatica Corp. (I)	600	24,768
Intuit, Inc. (I)	3,800	170,582
McAfee, Inc. (I)	900	42,165
MICROS Systems, Inc. (I)	800	34,976
Microsoft Corp.	92,144	2,322,950
Oracle Corp.	56,247	1,520,919
Quest Software, Inc. (I)	800	20,240
Salesforce.com, Inc. (I)	680	94,670
Symantec Corp. (I)	8,100	136,080
VMware, Class A (I) (L)	1,900	154,888

Materials 0.76%		382,695

Chemicals 0.42%
CF Industries Holdings, Inc.	310	37,439
Ecolab, Inc.	1,300	62,153
PPG Industries, Inc.	600	46,776
Sigma-Aldrich Corp.	600	37,932
The Sherwin-Williams Company	400	29,668

Metals & Mining 0.02%
Commercial Metals Company	600	9,222

Paper & Forest Products 0.32%
Domtar Corp.	400	30,368
Schweitzer-Mauduit International, Inc.	2,056	129,137

7

U.S. Core Fund
As of 11-30-10 (Unaudited)

			Shares	Value

Telecommunication Services 2.65%				$1,326,725

Diversified Telecommunication Services 2.45%
AT&T, Inc.			17,300	480,767
CenturyLink, Inc.			1,100	47,289
Verizon Communications, Inc.			20,900	669,009
Windstream Corp.			2,200	28,688

Wireless Telecommunication Services 0.20%
Crown Castle International Corp. (I)			1,400	58,156
Telephone & Data Systems, Inc.			1,200	42,816

Utilities 0.28%				140,935

Multi-Utilities 0.28%
Dominion Resources, Inc.			1,500	62,295
DTE Energy Company			1,000	44,550
Integrys Energy Group, Inc.			700	34,090

Investment Companies 0.71%				$356,506

(Cost $353,189)

Financials 0.71%				356,506

SPDR S&P 500 ETF Trust			3,009	356,506

Short-Term Investments 4.69%				$2,351,631

(Cost $2,351,698)

		Maturity
	Yield*	date	Par value	Value

U.S. Government 0.60%				299,860

U.S. Treasury Bill	0.1130%	3-10-11	300,000	299,860

			Shares	Value

Short-Term Securities 1.50%				752,951

State Street Institutional Investment Treasury Money Market
Fund	0.0030% (Y)		752,951	752,951

Securities Lending Collateral 2.59%				1,298,820

John Hancock Collateral Investment Trust (W)	0.2624% (Y)		129,790	1,298,820

Total investments (Cost $47,768,809)† 102.27%				$51,265,830

Other assets and liabilities, net (2.27%)				($1,139,536)

Total net assets 100.00%				$50,126,294

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 11-30-10.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-10.

† At 11-30-10, the aggregate cost of investment securities for federal income tax purposes was $48,488,195. Net unrealized appreciation aggregated $2,777,635, of which $4,399,993 related to appreciated investment securities and $1,622,358 related to depreciated investment securities.

8

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2010, by major security category or type:

As of November 30, 2010, all investments of the Fund are categorized as Level 1 under the hierarchy described above, except U.S. Treasury Bills, which are Level 2.

During the nine month period ended November 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

9

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Core Fund.

650Q3 11/10
1/11

John Hancock MUTUAL FUNDS

John Hancock International Core Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2010

International Core Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Common Stocks 93.76%		$1,274,548,592

(Cost $1,294,714,058)

Australia 3.79%		51,592,320

BlueScope Steel, Ltd.	1,094,561	2,018,568
Commonwealth Bank of Australia	179,150	8,271,692
Dexus Property Group	1,829,973	1,365,755
General Property Trust, Ltd.	781,431	2,074,457
Goodman Fielder, Ltd.	1,035,757	1,362,662
Goodman Group	3,608,277	2,208,962
ING Office Fund	2,625,676	1,469,892
Macquarie Office Trust	465,527	1,263,612
Mirvac Group, Ltd.	1,274,507	1,556,198
Newcrest Mining, Ltd.	40,437	1,533,944
Pacific Brands, Ltd. (I)	846,750	842,144
Qantas Airways, Ltd. (I)	504,911	1,269,928
Rio Tinto, Ltd.	60,897	4,781,102
Stockland	907,935	3,181,899
Suncorp-Metway, Ltd.	232,138	2,005,149
TABCORP Holdings, Ltd.	233,158	1,584,230
Telstra Corp., Ltd.	2,742,302	7,369,866
Wesfarmers, Ltd.	35,847	1,077,690
Woodside Petroleum, Ltd.	104,191	4,180,826
Woolworths, Ltd.	84,633	2,173,744

Austria 0.55%		7,428,804

Erste Group Bank AG	29,550	1,158,026
Immofinanz AG (I)	395,708	1,403,918
OMV AG	98,452	3,306,794
Raiffeisen International Bank Holding AG (L)	31,763	1,560,066

Belgium 1.09%		14,820,792

Ageas	556,722	1,270,907
Anheuser-Busch InBev NV	41,858	2,292,697
Belgacom SA (L)	80,430	2,720,261
Colruyt SA (I)	45,245	2,260,111
Delhaize Group SA	25,808	1,764,617
Dexia SA (I)(L)	315,923	1,159,590
Mobistar SA	19,088	1,110,525
Nyrstar (L)	74,250	968,581
Umicore	26,854	1,273,503

Bermuda 0.11%		1,564,926

Golden Ocean Group, Ltd. (L)	509,800	690,952
Lancashire Holdings, Ltd.	91,502	873,974

Canada 2.15%		29,253,909

Barrick Gold Corp.	72,200	3,721,301
BCE, Inc.	69,400	2,346,573
Canadian Pacific Railway, Ltd. (L)	12,400	791,798
EnCana Corp.	238,800	6,613,496
IGM Financial, Inc.	38,700	1,609,751
Magna International, Inc.	87,000	4,151,897
Methanex Corp.	44,600	1,306,871
Metro, Inc.	33,900	1,528,645
National Bank of Canada	23,065	1,524,260
RONA, Inc. (I)	71,200	901,661
Sun Life Financial, Inc. (Toronto Exchange)	69,300	1,869,963

1

International Core Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Canada (continued)

Teck Resources, Ltd., Class B	32,600	$1,619,917
Western Coal Corp. (I)	125,500	1,267,776

Denmark 1.62%		22,024,494

Carlsberg A/S	22,147	2,092,684
D.S. Norden A/S	13,905	438,833
Danisco A/S	16,052	1,225,288
Danske Bank A/S (I)	58,605	1,453,209
Novo Nordisk A/S	169,698	16,814,480

Finland 1.01%		13,769,453

Metso Oyj	58,864	3,029,363
Neste Oil Oyj (L)	83,552	1,175,105
Nokia AB Oyj	272,003	2,516,226
Rautaruukki Oyj (L)	28,499	516,739
Sampo Oyj, A Shares	39,726	971,686
Stora Enso Oyj, Series R	281,980	2,425,161
UPM-Kymmene Oyj	139,567	2,071,392
YIT Oyj	48,411	1,063,781

France 9.50%		129,136,335

Air Liquide SA	10,106	1,182,534
BNP Paribas	183,669	10,856,786
Casino Guichard Perrachon SA	14,172	1,247,292
Cie Generale de Geophysique-Veritas (I)	52,050	1,204,108
Dassault Systemes SA	24,048	1,643,062
Essilor International SA	40,754	2,546,133
Eutelsat Communications	16,060	540,618
France Telecom SA	135,542	2,742,897
Hermes International SA	15,810	2,994,467
L'Oreal SA	28,066	2,983,429
Lagardere S.C.A	65,191	2,407,018
LVMH Moet Hennessy Louis Vuitton SA (L)	64,577	9,790,863
Natixis (I)	90,694	399,064
Nexans SA	13,011	865,246
PagesJaunes Groupe SA (L)	69,370	614,564
Peugeot SA (I)	30,085	1,121,024
PPR	17,043	2,706,749
Renault SA (I)	59,891	3,138,212
Rhodia SA	137,543	3,626,746
Sanofi-Aventis SA	500,135	30,218,744
Schneider Electric SA	22,415	3,144,109
Societe Generale	88,551	4,098,105
Technip SA	37,255	2,890,600
Total SA (L)	496,425	24,025,040
Valeo SA (I)	47,654	2,387,507
Vallourec SA	6,799	645,281
Vivendi SA	291,200	7,102,675
Wendel	26,070	2,013,462

Germany 5.28%		71,736,688

Adidas AG	15,142	950,655
Aixtron AG (L)	51,689	1,574,476
BASF SE	47,962	3,585,285
Bayerische Motoren Werke (BMW) AG	82,633	6,214,882
Bilfinger Berger AG	10,759	784,583
Daimler AG (I)	183,580	11,885,836

2

International Core Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Germany (continued)

Deutsche Post AG	42,756	$686,096
E.ON AG	247,084	7,088,257
Heidelberger Druckmaschinen AG (I)	41,808	186,065
Hochtief AG	12,087	894,910
Infineon Technologies AG (I)	590,881	5,263,444
Kloeckner & Company SE (I)	67,574	1,699,264
Lanxess AG	75,209	5,306,733
MAN AG	28,286	3,325,712
MTU Aero Engines Holding AG	36,539	2,131,939
Muenchener Rueckversicherungs AG	6,258	869,098
Norddeutsche Affinerie AG	44,282	2,145,372
Puma AG	4,537	1,348,611
RWE AG	19,638	1,222,296
Salzgitter AG	31,388	2,021,178
SAP AG	132,417	6,177,609
Siemens AG	17,080	1,868,399
Software AG	17,094	2,099,554
Suedzucker AG	62,829	1,343,523
Symrise AG	42,181	1,062,911

Greece 0.44%		5,953,954

Alpha Bank A.E. (I)	227,616	1,268,241
National Bank of Greece SA (I)	239,371	2,016,369
OPAP SA	135,035	2,172,674
Public Power Corp. SA	35,716	496,670

Hong Kong 1.61%		21,948,665

Cathay Pacific Airways, Ltd.	605,000	1,757,098
CLP Holdings, Ltd.	616,699	5,059,274
Esprit Holdings, Ltd.	243,295	1,165,697
Hong Kong & China Gas Company, Ltd.	713,130	1,737,758
Hong Kong Electric Holdings, Ltd.	607,854	3,896,244
Li & Fung, Ltd.	124,000	772,200
Noble Group, Ltd.	1,503,727	2,326,730
Pacific Basin Shipping, Ltd.	2,371,000	1,596,040
Swire Pacific, Ltd., Class A	128,500	1,969,311
Yue Yuen Industrial Holdings, Ltd.	466,218	1,668,313

Ireland 0.91%		12,387,797

C&C Group PLC	257,317	1,040,907
CRH PLC	225,925	3,931,201
DCC PLC	52,575	1,374,614
Experian PLC	74,653	853,702
Kerry Group PLC	62,944	2,022,589
Paddy Power PLC	23,715	865,287
Shire PLC	98,258	2,299,497

Israel 0.29%		3,956,044

Bezek Israeli Telecommunications Corp., Ltd.	647,541	1,730,826
Israel Chemicals, Ltd.	81,650	1,178,868
Partner Communications Company, Ltd.	51,011	1,046,350

Italy 4.91%		66,705,316

Bulgari SpA (L)	192,521	1,858,717
Enel SpA	3,009,970	14,135,500
Eni SpA	1,388,818	27,924,247
Finmeccanica SpA	41,892	473,136

3

International Core Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Italy (continued)

Fondiaria-Sai SpA (L)	76,894	$512,689
Italcementi SpA - RSP	38,152	149,461
Mediaset SpA	205,570	1,137,026
Milano Assicurazioni SpA	129,493	168,274
Parmalat SpA	471,612	1,172,588
Recordati SpA	92,425	796,402
Saipem SpA	80,675	3,354,839
Snam Rete Gas SpA	485,884	2,307,727
Telecom Italia SpA	2,035,184	2,504,791
Telecom Italia SpA, RSP	3,983,387	4,166,159
Terna Rete Elettrica Nazionale SpA (L)	419,339	1,718,286
UniCredit Italiano SpA	2,237,323	4,325,474

Japan 23.46%		318,854,326

Advance Residence Investment Corp. (I)	582	1,043,854
AEON Credit Service Company, Ltd.	115,200	1,486,718
Aiful Corp. (I)(L)	418,000	358,676
Aisin Seiki Company, Ltd.	36,300	1,176,855
All Nippon Airways Company, Ltd. (I)	342,000	1,207,988
Alps Electric Company, Ltd.	298,946	2,937,958
Asahi Glass Company, Ltd.	204,000	2,268,808
Asahi Kasei Corp.	244,000	1,452,053
Astellas Pharma, Inc.	170,900	6,126,554
Bank of Yokohama, Ltd.	182,000	880,811
Canon, Inc.	75,700	3,561,154
Circle K Sunkus Company, Ltd.	32,600	452,258
Cosmo Oil Company, Ltd.	434,000	1,226,100
CyberAgent, Inc.	994	1,846,035
Daiei, Inc. (I)(L)	88,450	341,393
Daikyo, Inc. (I)(L)	607,000	1,034,443
Dainippon Ink & Chemicals, Inc.	298,000	591,130
Dainippon Screen Manufacturing Company, Ltd. (I)	446,000	2,910,064
Daito Trust Construction Company, Ltd.	99,200	6,129,107
Dena Company, Ltd.	87,400	2,548,349
Denki Kagaku Kogyo Kabushiki Kaisha	246,000	1,093,582
Don Quijote Company, Ltd.	56,800	1,637,280
Dowa Holdings Company, Ltd.	95,000	563,093
Ebara Corp. (I)	267,000	1,139,058
Eisai Company, Ltd.	61,780	2,125,373
Electric Power Development Company, Ltd.	36,200	1,104,760
Fanuc, Ltd.	67,400	9,657,168
Fast Retailing Company, Ltd.	21,300	3,370,015
Fuji Electric Holdings Company, Ltd.	304,000	813,756
Fuji Heavy Industries, Ltd.	425,116	3,149,695
Fuji Oil Company, Ltd.	48,500	658,363
Fujitsu, Ltd.	141,000	904,801
Gree, Inc.	52,500	639,900
Hanwa Company, Ltd.	194,000	737,196
Haseko Corp. (I)	1,737,000	1,556,785
Hikari Tsushin, Inc.	31,000	657,814
Hitachi Construction Machinery Company, Ltd.	33,600	766,097
Hitachi, Ltd. (L)	1,487,000	7,036,306
Honda Motor Company, Ltd.	282,712	10,233,958
Inpex Corp.	219	1,126,641
Isuzu Motors, Ltd.	864,000	3,851,233
Itochu Corp.	387,000	3,588,737
JFE Holdings, Inc.	47,800	1,520,006

4

International Core Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Japan (continued)

JX Holdings, Inc.	1,794,300	$11,106,846
K's Holding Corp.	89,400	2,327,776
Kajima Corp.	704,000	1,758,223
Kakaku.com, Inc.	236	1,153,392
Kao Corp.	207,850	5,213,391
Kawasaki Kisen Kaisha, Ltd.	684,000	2,852,680
KDDI Corp.	878	5,010,714
Komatsu, Ltd.	127,500	3,531,782
Konami Corp.	52,923	988,476
Kyocera Corp.	14,000	1,428,758
Lawson, Inc.	25,100	1,111,786
Leopalace21 Corp. (I)(L)	313,700	566,044
Makino Milling Machine Company, Ltd. (I)	74,000	544,743
Marubeni Corp.	587,824	3,814,323
Mazda Motor Corp.	1,151,000	3,204,811
Mitsubishi Chemical Holdings Corp.	388,500	2,233,022
Mitsubishi Corp.	162,695	4,113,969
Mitsubishi Electric Corp.	320,000	3,170,079
Mitsubishi UFJ Lease & Finance Company, Ltd.	44,510	1,627,564
Mitsui & Company, Ltd.	139,000	2,171,022
Mitsui Mining & Smelting Company, Ltd.	507,000	1,538,919
Mitsui O.S.K. Lines, Ltd.	469,000	3,222,602
Mizuho Financial Group, Inc. (L)	3,653,900	5,758,256
Net One Systems Company, Ltd.	375	491,128
Nintendo Company, Ltd.	8,700	2,363,050
Nippon Light Metal Company, Ltd. (I)	323,000	576,562
Nippon Sheet Glass Company, Ltd.	182,000	426,274
Nippon Telegraph & Telephone Corp.	168,300	7,614,903
Nippon Yakin Kogyo Company, Ltd. (I)	217,500	608,202
Nippon Yusen Kabushiki Kaisha	826,000	3,602,771
Nissan Motor Company, Ltd.	841,700	7,895,939
Nisshinbo Holdings, Inc.	88,000	906,481
Nitori Company, Ltd.	24,250	2,134,456
Nitto Denko Corp.	81,400	3,380,276
NSK, Ltd.	160,000	1,349,890
NTT Data Corp.	200	648,402
NTT DoCoMo, Inc.	4,927	8,013,753
Obayashi Corp.	298,000	1,232,303
Okuma Holdings, Inc. (I)	78,000	521,984
Omron Corp.	47,500	1,171,586
Oriental Land Company, Ltd.	15,400	1,394,852
ORIX Corp.	79,400	6,784,090
Osaka Gas Company, Ltd.	895,120	3,347,806
Pacific Metals Company, Ltd.	131,000	992,524
Pioneer Corp. (I)	512,200	1,990,399
Point, Inc.	22,960	1,010,129
Resona Holdings, Inc. (L)	602,400	3,676,254
Ricoh Company, Ltd.	144,000	2,032,304
Round One Corp. (L)	199,700	1,014,192
Ryohin Keikaku Company, Ltd.	30,200	1,181,854
Sankyo Company, Ltd.	50,000	2,646,797
Sawai Pharmaceutical Company, Ltd.	11,500	980,971
Secom Company, Ltd.	42,000	1,869,528
SEGA SAMMMY HOLDINGS, Inc.	107,600	1,812,936
Seven & I Holdings Company, Ltd.	171,900	4,200,734
Shimamura Company, Ltd.	11,700	1,068,126
Showa Shell Sekiyu KK	119,300	992,225

5

International Core Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Japan (continued)

Softbank Corp.	101,400	$3,513,917
Sojitz Holdings Corp.	1,416,100	2,728,332
Sumitomo Corp.	448,600	5,854,022
Sumitomo Heavy Industries, Ltd.	184,000	1,130,214
Taiheiyo Cement Corp. (I)(L)	685,000	838,795
Taisei Corp.	713,000	1,610,320
Taisho Pharmaceuticals Company, Ltd.	46,790	972,453
Taiyo Yuden Company, Ltd.	111,000	1,476,396
Takeda Pharmaceutical Company, Ltd.	396,589	18,434,652
Takefuji Corp.	83,020	992
The Sumitomo Trust & Banking Company, Ltd.	603,841	3,203,771
Toho Zinc Company, Ltd.	154,000	701,173
Tokyo Gas Company, Ltd.	304,397	1,326,520
Tokyo Steel Manufacturing Company, Ltd.	133,300	1,349,186
Tokyo Tatemono Company, Ltd.	462,000	1,810,932
TonenGeneral Sekiyu KK	124,133	1,223,722
Tosoh Corp.	370,000	1,039,058
Toyota Motor Corp.	248,500	9,632,444
Toyota Tsusho Corp.	195,000	3,166,853
Tsugami Corp. (L)	96,000	640,145
Unicharm Corp.	52,600	2,055,322
UNY Company, Ltd.	181,200	1,639,144
USS Company, Ltd.	17,330	1,248,518
Yahoo! Japan Corp.	1,855	664,987
Yamada Denki Company, Ltd.	46,030	2,921,397
Yamaha Motor Company, Ltd. (I)	98,200	1,408,169
Zeon Corp.	295,000	2,368,108

Netherlands 2.47%		33,598,646

ASML Holding NV	24,969	806,706
CSM	40,017	1,212,216
Heineken NV	104,660	4,847,649
ING Groep NV (I)	1,520,609	13,440,164
Koninklijke BAM Groep NV	310,529	1,651,182
Koninklijke Boskalis Westinster NV	44,498	1,905,870
Koninklijke DSM NV	36,782	1,795,304
Koninklijke Philips Electronics NV	189,184	5,103,785
Koninklijke Vopak NV	16,044	738,617
Reed Elsevier NV	100,104	1,170,569
Wereldhave NV	10,529	926,584

New Zealand 0.36%		4,873,786

Fletcher Building, Ltd.	309,172	1,823,517
Telecom Corp. of New Zealand, Ltd.	1,898,959	3,050,269

Norway 0.26%		3,492,981

DnB NOR ASA	189,090	2,313,607
Yara International ASA	24,800	1,179,374

Portugal 0.02%		228,607

Jeronimo Martins SGPS SA	16,167	228,607

Singapore 2.62%		35,621,139

CapitaCommercial Trust	1,564,000	1,763,355
Cosco Corp. Singapore, Ltd.	522,000	797,029
Ezra Holdings, Ltd.	590,000	735,929
Genting Singapore PLC (I)	1,706,000	2,573,292

6

International Core Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Singapore (continued)

Golden Agri-Resources, Ltd.	8,913,000	$4,886,850
Jaya Holdings, Ltd. (I)	811,000	441,194
Keppel Land, Ltd.	204,000	733,141
Midas Holdings, Ltd.	590,000	412,732
Neptune Orient Lines, Ltd. (I)	1,444,854	2,368,139
Oversea-Chinese Banking Corp., Ltd.	367,000	2,761,909
SembCorp Marine, Ltd.	912,573	3,368,968
Singapore Exchange, Ltd.	419,000	2,732,359
Singapore Press Holdings, Ltd.	849,000	2,694,772
Singapore Telecommunications, Ltd.	2,104,350	4,934,972
Suntec Real Estate Investment Trust	1,424,000	1,531,176
Swiber Holdings, Ltd. (I)	531,000	389,410
United Overseas Bank, Ltd.	36,000	503,953
Venture Corp., Ltd.	150,000	1,021,962
Yangzijiang Shipbuilding Holdings, Ltd.	711,000	969,997

Spain 1.27%		17,301,986

Banco Bilbao Vizcaya Argentaria SA (L)	129,628	1,189,536
Banco Popular Espanol SA (L)	320,128	1,631,804
Banco Santander SA	314,075	2,977,132
Iberdrola SA (L)	222,169	1,528,681
Inditex SA	44,771	3,373,065
Repsol YPF SA	273,172	6,601,768

Sweden 3.50%		47,549,580

Alfa Laval AB	94,273	1,654,451
Assa Abloy AB, Series B	59,188	1,587,962
Atlas Copco AB, Series A	195,190	4,306,996
Boliden AB	180,420	3,098,557
Hennes & Mauritz AB, B Shares	256,493	8,662,249
Modern Times Group AB, B Shares	47,775	3,487,211
NCC AB	90,165	1,722,371
Sandvik AB	243,614	4,118,755
Scania AB, Series B	61,414	1,256,228
Skandinaviska Enskilda Banken AB, Series A	201,250	1,459,709
SKF AB, B Shares	83,026	2,216,192
Svenska Handelsbanken AB, Series A	62,331	1,861,439
Swedbank AB, Class A (I)	454,864	5,750,733
Trelleborg AB, Series B	236,195	2,277,437
Volvo AB, Series B (I)	281,887	4,089,290

Switzerland 6.72%		91,292,424

Clariant AG (I)	137,661	2,483,467
Compagnie Financiere Richemont SA, BR Shares	176,638	9,517,135
Nestle SA	426,878	23,192,623
Novartis AG	564,164	30,022,756
Roche Holdings AG	95,746	13,140,637
Swisscom AG	4,022	1,640,232
Synthes AG	32,618	3,990,441
The Swatch Group AG, BR Shares	14,619	5,868,153
UBS AG Swiss Exchange (I)	96,054	1,436,980

United Kingdom 19.82%		269,455,620

3i Group PLC	335,850	1,561,076
Acergy SA (L)	86,216	1,722,710
Aggreko PLC	84,000	1,912,534
Amlin PLC	226,458	1,323,682

7

International Core Fund
As of 11-30-10 (Unaudited)

	Shares	Value

United Kingdom (continued)

Anglo American PLC	24,518	$1,074,395
ARM Holdings PLC	649,429	4,029,303
Associated British Foods PLC	84,717	1,397,765
AstraZeneca PLC	671,374	31,269,519
Barclays PLC	1,528,173	6,140,610
BG Group PLC	379,304	6,866,178
BHP Billiton PLC	161,925	5,747,073
BP PLC	776,605	5,163,196
British American Tobacco PLC	88,822	3,218,980
BT Group PLC	2,230,520	5,893,428
Burberry Group PLC	297,824	4,612,513
Capita Group PLC	172,678	1,750,725
Carnival PLC	22,822	930,339
Centrica PLC	649,448	3,100,902
Cobham PLC	507,987	1,518,070
Compass Group PLC	372,027	3,212,437
Cookson Group PLC (I)	86,692	726,933
Daily Mail & General Trust	63,676	514,883
Diageo PLC	281,771	5,010,439
Drax Group PLC	364,522	2,006,311
DSG International PLC (I)	2,155,076	844,025
Eurasian Natural Resources Corp.	91,329	1,246,515
GlaxoSmithKline PLC	2,212,079	41,890,459
Home Retail Group PLC	689,778	2,161,809
HSBC Holdings PLC	245,077	2,468,939
IMI PLC	140,354	1,868,483
Imperial Tobacco Group PLC	44,898	1,316,840
Kazakhmys PLC	107,725	2,318,962
Ladbrokes PLC	13,856	26,625
Lloyds Banking Group PLC (I)	4,787,487	4,508,869
National Express Group PLC (I)	93,384	323,989
Next PLC	128,364	4,019,441
Pearson PLC	120,271	1,731,227
Petrofac, Ltd.	67,161	1,451,809
Punch Taverns PLC (I)	688,629	655,815
Reckitt Benckiser Group PLC	104,511	5,525,717
Reed Elsevier PLC	152,307	1,205,507
Rio Tinto PLC	193,557	12,263,884
Royal Dutch Shell PLC, A Shares	757,086	22,782,528
Royal Dutch Shell PLC, B Shares	408,427	12,112,511
SABMiller PLC	59,586	1,884,586
Sage Group PLC	374,218	1,499,835
Scottish & Southern Energy PLC	100,927	1,759,886
Smith & Nephew PLC	216,744	1,962,876
Standard Chartered PLC	233,674	6,286,832
Taylor Woodrow PLC (I)	1,835,317	681,213
Tesco PLC	403,706	2,600,972
The Weir Group PLC	72,170	1,954,381
Travis Perkins PLC	138,518	1,739,659
Trinity Mirror PLC (I)	140,795	152,784
Unilever PLC	60,718	1,677,465
United Utilities Group PLC	101,648	942,689
Vodafone Group PLC	6,869,359	17,165,988
William Hill PLC	423,222	1,025,012
Wolseley PLC (I)	164,064	4,385,593
WPP PLC	168,025	1,858,090
Yell Group PLC (I)(L)	2,421,736	449,804

8

International Core Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Preferred Securities 1.08%		$14,702,632

(Cost $10,340,515)

Germany 1.08%		14,702,632

Bayerische Motoren Werke AG	11,115	$531,872
Fresenius SE	8,411	725,630
Henkel AG & Company KGaA	60,174	3,690,845
Porsche Automobil Holding SE (L)	40,879	3,074,546
ProSiebenSat.1 Media AG	65,483	1,734,668
Volkswagen AG	30,765	4,945,071

	Par value/Shares	Value

Short-Term Investments 7.31%		$99,337,650

(Cost $99,343,719)

State Street Institutional Treasury Money Market Fund, 0.0030% (Y)	49,235,811	49,235,811
U.S. Treasury Bills*, 0.2234%, 03-10-11	$3,350,000	3,348,432
John Hancock Collateral Investment Trust , 0.2624% (W)(Y)	4,672,024	46,753,407

Total investments (Cost $1,404,398,292)† 102.15%	$1,388,588,874

Other assets and liabilities, net (2.15%)		($29,272,139)

Total net assets 100.00%	$1,359,316,735

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 11-30-10.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-10.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 11-30-10, the aggregate cost of investment securities for federal income tax purposes was $1,421,160,740. Net unrealized depreciation aggregated $32,571,866, of which $121,767,132 related to appreciated investment securities and $154,338,998 related to depreciated investment securities.

The Fund had the following sector concentration as a percentage of total net assets on 11-30-10:

Consumer Discretionary	16%
Health Care	15%
Financials	12%
Industrials	12%
Energy	11%
Materials	8%
Consumer Staples	7%
Telecommunication Services	6%
Information Technology	4%
Utilities	4%
Short Term Investments and Other	5%

9

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2010, by major security category or type:

			Level 2	Level 3
		Level 1	Significant	Significant
	Total Market Value	Quoted	Observable	Unobservable
	at 11-30-10	Price	Inputs	Inputs

Common Stocks
Australia	$51,592,320	-	$51,592,320	-
Austria	7,428,804	-	7,428,804	-
Belgium	14,820,792	-	14,820,792	-
Bermuda	1,564,926	-	1,564,926	-
Canada	29,253,909	$29,253,909	-	-
Denmark	22,024,494	-	22,024,494	-
Finland	13,769,453	-	13,769,453	-
France	129,136,335	-	129,136,335	-
Germany	71,736,688	-	71,736,688	-
Greece	5,953,954	-	5,953,954	-
Hong Kong	21,948,665	-	21,948,665	-
Ireland	12,387,797	-	12,387,797	-
Israel	3,956,044	-	3,956,044	-
Italy	66,705,316	-	66,705,316	-
Japan	318,854,322	-	318,854,326	-
Netherlands	33,598,646	-	33,598,646	-
New Zealand	4,873,786	-	4,873,786	-
Norway	3,492,981	-	3,492,981	-
Portugal	228,607	-	228,607	-
Singapore	35,621,139	-	35,621,139	-
Spain	17,301,986	-	17,301,986	-
Sweden	47,549,580	-	47,549,580	-
Switzerland	91,292,424	-	91,292,424	-
United Kingdom	269,455,620	-	269,455,620	-
Preferred Securities	-
Germany	14,702,632	-	14,702,632	-
Short-Term Investments	99,337,650	95,989,218	3,348,432	-

Total Investments in Securities	$1,388,588,874	$125,243,127	$1,263,345,747	-
Other Financial Instruments
Futures	($1,799,922)	($1,799,922)	-	-
Forward Foreign Currency Contracts	$1,483,155	-	$1,483,155	-

During the nine month period ended November 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

10

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the nine month period ended November 30, 2010, the Fund used futures contracts to enhance potential gain, maintain diversification and liquidity, and adjust exposure to foreign currencies. The following table summarizes the contracts held at November 30, 2010. During the nine month period ended November 30, 2010, the Fund held futures contracts with absolute values ranging from $92.0 million to $129.8 million, as measured at each quarter end.

11

					UNREALIZED
	NUMBER OF		EXPIRATION	VALUE	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	(USD)	(DEPRECIATION)

DAX Index Futures	54	Long	Dec 2010	$2,152,945	$74,169
FTSE 100 Index Futures	251	Long	Dec 2010	11,744,372	743,295
FTSE MIB Index Futures	133	Long	Dec 2010	16,515,675	(1,472,230)
SGX MSCI Singapore Index Futures	203	Long	Dec 2010	11,398,811	131,300
Topix Index Futures	21	Long	Dec 2010	21,646,715	(652,575)
ASX SPI 200 Index Futures	159	Short	Dec 2010	(15,727,514)	(921,135)
S&P TSE 60 Index Futures	109	Short	Dec 2010	(17,499,499)	297,254

Total					($1,799,922)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the fund’s total return, and the potential for losses in excess of the fund’s unrealized appreciation (depreciation) at November 30, 2010.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the nine month period ended November 30, 2010, the Fund used forward foreign currency contracts to enhance potential gain, manage against anticipated currency exchange rates, maintain diversification and liquidity, and adjust exposure to foreign currencies. The following table summarizes the contracts held at November 30, 2010. During the nine month period ended November 30, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from $115.2 million to $311.5 million, as measured at each quarter end.

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT
	COVERED	COVERED BY			UNREALIZED
	BY	CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECATION)

BUYS

HKD	41,093,478	$5,303,240	Barclays Bank PLC	12-17-10	($10,377)
			Brown Brothers
HKD	105,805,753	13,648,862	Harriman & Company	12-17-10	(21,023)
			Morgan Stanley Capital
HKD	41,093,478	5,303,027	Services, Inc.	12-17-10	(10,165)
			State Street Bank and
HKD	82,186,956	10,607,328	Trust Company	12-17-10	(21,603)
GBP	$5,075,062	8,068,486	Bank of America N.A.	12-17-10	(175,314)
			Brown Brothers
GBP	3,260,002	5,173,069	Harriman & Company	12-17-10	(102,834)
GBP	2,921,724	4,639,368	Mellon Bank N.A.	12-17-10	(95,252)
			Morgan Stanley Capital
GBP	20,110,804	32,231,859	Services, Inc.	12-17-10	(953,811)
SGD	34,931,807	27,237,701	Bank of America N.A.	12-17-10	(781,320)
SGD	17,465,904	13,563,328	Barclays Bank PLC	12-17-10	(335,137)

12

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT
	COVERED	COVERED BY			UNREALIZED
	BY	CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECATION)

BUYS

			Brown Brothers
SEK	106,592,373	$15,957,324	Harriman & Company	12-17-10	($807,442)
			Deutsche Bank AG
SEK	188,690,576	28,340,003	London	12-17-10	(1,521,573)

		$170,073,595			($4,835,851)

SELLS

CAD	7,552,751	$7,427,231	Bank of America N.A.	12-17-10	$72,011
CAD	5,475,675	5,366,204	Mellon Bank N.A.	12-17-10	33,738
			Royal Bank of Scotland
CAD	9,324,164	9,170,503	PLC	12-17-10	90,199
CHF	7,466,186	7,792,429	Barclays Bank PLC	12-17-10	351,346
			Brown Brothers
CHF	4,484,764	4,654,115	Harriman & Company	12-17-10	184,430
			Deutsche Bank AG
CHF	1,830,252	1,911,261	London	12-17-10	87,162
			Royal Bank of Scotland
CHF	8,197,186	8,486,766	PLC	12-17-10	317,139
			Royal Bank of Scotland
DKK	56,230,617	10,578,434	PLC	12-17-10	785,267
			State Street Bank and
DKK	56,230,617	10,714,267	Trust Company	12-17-10	921,101
			Morgan Stanley Capital
EUR	5,256,000	7,288,172	Services, Inc.	12-17-10	465,988
			Royal Bank of Scotland
EUR	10,666,523	14,892,727	PLC	12-17-10	1,047,791
			State Street Bank and
EUR	2,701,000	3,765,086	Trust Company	12-17-10	259,241
GBP	1,841,000	2,923,409	Bank of America N.A.	12-17-10	60,127
			Morgan Stanley Capital
GBP	3,508,000	5,541,224	Services, Inc.	12-17-10	85,282
JPY	424,686,000	5,214,047	Mellon Bank N.A.	12-17-10	138,363
			Royal Bank of Scotland
NZD	3,623,763	2,725,581	PLC	12-17-10	34,477
SEK	22,091,581	3,296,046	Barclays Bank PLC	12-17-10	156,188
			Brown Brothers
SEK	39,972,441	6,003,247	Harriman & Company	12-17-10	321,998
			Deutsche Bank AG
SEK	6,410,000	945,325	London	12-17-10	34,277
SEK	44,183,161	6,792,949	JPMorgan Chase Bank	12-17-10	513,234
SEK	22,091,581	3,350,458	Mellon Bank N.A.	12-17-10	210,601
			Royal Bank of Scotland
SGD	12,403,425	9,543,056	PLC	12-17-10	149,046

		$138,382,537			$6,319,006

13

Currency Abbreviations

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at November 30, 2010 by risk category:

	FINANCIAL	ASSET	LIABILITY
	INSTRUMENTS	DERIVATIVES FAIR	DERIVATIVES FAIR
RISK	LOCATION	VALUE	VALUE

Equity Contracts	Futures	$1,246,018	($3,045,940)

	Foreign forward currency
Foreign Exchange Contracts	contracts	6,319,006	(4,835,851)

Total		$7,565,024	($7,881,791)

14

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Core Fund.

660Q3 11/10
1/11

John Hancock
MUTUAL FUNDS

John Hancock Growth Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2010

Growth Opportunities Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Common Stocks 97.27%		$61,271,019

(Cost $49,469,684)

Consumer Discretionary 21.82%		13,744,134

Auto Components 1.43%
Cooper Tire & Rubber Company	4,100	85,649
Dorman Products, Inc. (I)	1,100	43,461
Standard Motor Products, Inc.	1,300	16,354
Tenneco, Inc. (I)	6,000	218,760
TRW Automotive Holdings Corp. (I)	11,300	536,637

Diversified Consumer Services 0.85%
CPI Corp.	400	11,384
Pre-Paid Legal Services, Inc. (I)(L)	1,800	116,424
Sotheby's	8,000	320,880
Universal Technical Institute, Inc.	800	16,568
Weight Watchers International, Inc.	2,000	68,480

Hotels, Restaurants & Leisure 5.26%
California Pizza Kitchen, Inc. (I)	4,700	79,477
Carrols Restaurant Group, Inc. (I)	1,400	9,926
CEC Entertainment, Inc. (I)	3,900	146,328
Chipotle Mexican Grill, Inc. (I)(L)	7,300	1,886,977
Cracker Barrel Old Country Store, Inc.	8,000	421,280
DineEquity, Inc. (I)	700	37,394
Domino's Pizza, Inc. (I)	5,600	82,712
Life Time Fitness, Inc. (I)	500	19,720
P.F. Chang's China Bistro, Inc. (L)	1,400	70,756
Panera Bread Company (I)	3,100	310,744
Texas Roadhouse, Inc., Class A (I)	1,300	22,217
The Cheesecake Factory, Inc. (I)(L)	7,100	226,277

Household Durables 1.00%
Leggett & Platt, Inc.	1,600	33,120
National Presto Industries, Inc.	900	104,490
Tempur-Pedic International, Inc. (I)	14,100	495,051

Internet & Catalog Retail 0.20%
1-800-Flowers.com, Inc., Class A (I)	5,900	11,741
HSN, Inc. (I)	4,000	113,400

Leisure Equipment & Products 0.54%
Polaris Industries, Inc. (L)	4,500	327,105
Sturm Ruger & Company, Inc.	700	11,200

Media 1.06%
Arbitron, Inc.	1,000	29,220
Valassis Communications, Inc. (I)	19,600	637,980

Multiline Retail 0.60%
Big Lots, Inc. (I)	12,400	380,060

Specialty Retail 6.29%
Aeropostale, Inc. (I)	16,650	450,050
Big 5 Sporting Goods Corp.	1,900	26,220
Hibbett Sports, Inc. (I)	6,400	219,200
Jo-Ann Stores, Inc. (I)	2,400	116,256
Jos. A. Bank Clothiers, Inc. (I)	6,650	299,516
Kirklands, Inc. (I)	7,100	84,845
Monro Muffler Brake, Inc.	300	14,832
OfficeMax, Inc. (I)	3,800	64,942

1

Growth Opportunities Fund
As of 11-30-10 (Unaudited)

	Shares	Value
Specialty Retail (continued)

PetSmart, Inc.	25,200	$954,072
Systemax, Inc. (I)	700	9,086
The Cato Corp., Class A	2,600	74,230
The Children's Place Retail Stores, Inc. (I)	4,700	243,977
The Dress Barn, Inc. (I)	4,000	98,800
The Finish Line, Inc., Class A	4,800	85,680
Tractor Supply Company	20,300	862,141
Williams-Sonoma, Inc. (L)	10,800	359,316

Textiles, Apparel & Luxury Goods 4.59%
Carter's, Inc. (I)	1,200	37,992
Crocs, Inc. (I)(L)	13,200	231,594
Deckers Outdoor Corp. (I)	13,900	1,068,910
Fossil, Inc. (I)	12,000	811,800
G-III Apparel Group, Ltd. (I)	700	19,159
Liz Claiborne, Inc. (I)(L)	7,700	56,287
Maidenform Brands, Inc. (I)	3,500	96,040
Oxford Industries, Inc.	2,200	54,340
Phillips-Van Heusen Corp.	3,300	223,872
Steven Madden, Ltd. (I)	4,350	196,837
Under Armour, Inc., Class A (I)	1,600	92,368

Consumer Staples 5.24%		3,300,033

Beverages 1.19%
Boston Beer Company, Inc. (I)	4,600	375,728
Hansen Natural Corp. (I)	7,000	372,540

Food & Staples Retailing 0.91%
BJ's Wholesale Club, Inc. (I)	1,000	45,810
Casey's General Stores, Inc.	1,100	43,720
Pricesmart, Inc.	7,600	255,132
Ruddick Corp.	3,000	110,280
The Pantry, Inc. (I)	500	10,270
United Natural Foods, Inc. (I)	2,800	104,832

Food Products 0.51%
B&G Foods, Inc.	1,700	21,726
Cal-Maine Foods, Inc. (L)	2,100	64,386
Darling International, Inc. (I)	7,300	84,534
John B. Sanfilippo & Son, Inc. (I)	200	2,382
Sanderson Farms, Inc.	3,400	150,484

Household Products 0.10%
WD-40 Company	1,600	62,544

Personal Products 2.34%
Herbalife, Ltd.	17,300	1,187,299
Inter Parfums, Inc.	3,800	69,388
Medifast, Inc. (I)	5,100	124,236
Nu Skin Enterprises, Inc., Class A	1,700	53,737
USANA Health Sciences, Inc. (I)	1,000	42,120

Tobacco 0.19%
Vector Group, Ltd.	6,500	118,885

Energy 3.20%		2,018,290

Energy Equipment & Services 2.28%
CARBO Ceramics, Inc.	3,200	310,880
Core Laboratories NV (L)	2,800	239,680

2

Growth Opportunities Fund
As of 11-30-10 (Unaudited)

	Shares	Value
Energy Equipment & Services (continued)

Dresser-Rand Group, Inc. (I)	1,800	$68,274
Dril-Quip, Inc. (I)	3,200	247,808
Hercules Offshore, Inc. (I)(L)	2,000	5,110
Lufkin Industries, Inc.	6,700	339,221
Newpark Resources, Inc. (I)	1,400	8,008
OYO Geospace Corp. (I)	200	15,172
Rowan Companies, Inc. (I)	100	3,015
RPC, Inc. (L)	6,800	199,240

Oil, Gas & Consumable Fuels 0.92%
Brigham Exploration Company (I)(L)	1,300	32,695
Callon Petroleum Company (I)	3,200	18,944
Clayton Williams Energy, Inc. (I)	400	30,064
Enbridge Energy Management LLC (I)	2	122
Forest Oil Corp. (I)	9,700	331,934
Holly Corp.	3,300	118,602
International Coal Group, Inc. (I)	100	761
Teekay Tankers, Ltd., Class A	400	4,740
Whiting Petroleum Corp. (I)	400	44,020

Financials 5.74%		3,618,207

Capital Markets 0.00%
Teton Advisors, Inc., Class A	20	128

Commercial Banks 0.10%
Bank of the Ozarks, Inc. (L)	1,400	53,046
First Interstate Bancsystem, Inc.	300	4,086
OmniAmerican Bancorp, Inc. (I)	400	4,936
SunTrust Banks, Inc.	100	2,336

Consumer Finance 1.82%
Credit Acceptance Corp. (I)(L)	7,300	453,111
EZCORP, Inc., Class A (I)	19,900	500,684
First Cash Financial Services, Inc. (I)	4,300	123,797
Nelnet, Inc., Class A	900	19,215
World Acceptance Corp. (I)	1,100	48,466

Diversified Financial Services 0.13%
Interactive Brokers Group, Inc., Class A	100	1,834
Life Partners Holdings, Inc. (L)	1,300	27,807
MarketAxess Holdings, Inc.	800	14,552
NewStar Financial, Inc. (I)	2,200	18,568
Portfolio Recovery Associates, Inc. (I)	300	19,011

Insurance 2.05%
Axis Capital Holdings, Ltd.	3,800	134,292
Endurance Specialty Holdings, Ltd.	300	13,233
Erie Indemnity Company, Class A	18,200	1,145,872

Real Estate Investment Trusts 0.63%
Anworth Mortgage Asset Corp.	100	694
Apollo Commercial Real Estate Finance, Inc.	300	4,926
Associated Estates Realty Corp.	5,900	88,205
Chesapeake Lodging Trust	300	5,706
Colony Financial, Inc.	200	3,858
CreXus Investment Corp.	300	3,792
DuPont Fabros Technology, Inc.	3,100	70,029
Federal Realty Investment Trust	800	61,912
MFA Financial, Inc.	100	815

3

Growth Opportunities Fund
As of 11-30-10 (Unaudited)

	Shares	Value
Real Estate Investment Trusts (continued)

Pennymac Mortgage Investment Trust	200	$3,560
Potlatch Corp.	800	25,344
Saul Centers, Inc.	2,700	114,939
Terreno Realty Corp. (I)	200	3,550
Walter Investment Management Corp.	392	6,762

Real Estate Management & Development 1.01%
CB Richard Ellis Group, Inc., Class A (I)	17,500	335,825
Jones Lang LaSalle, Inc.	3,800	303,316

Health Care 13.18%		8,301,980

Biotechnology 0.39%
Immunogen, Inc. (I)	100	832
Incyte Corp. (I)(L)	16,300	236,513
NPS Pharmaceuticals, Inc. (I)	1,600	9,936

Health Care Equipment & Supplies 3.81%
Analogic Corp.	900	41,823
ArthroCare Corp. (I)	200	6,056
Delcath Systems, Inc. (I)(L)	6,100	61,366
Exactech, Inc. (I)	1,900	33,858
Hill-Rom Holdings, Inc.	17,500	692,650
Merit Medical Systems, Inc. (I)	4,800	73,152
Neogen Corp. (I)	1,100	40,865
NxStage Medical, Inc. (I)	22,900	495,556
Orthofix International NV (I)	4,200	114,198
ResMed, Inc. (I)(L)	17,900	571,905
Sirona Dental Systems, Inc. (I)	5,300	200,287
Thoratec Corp. (I)	2,700	68,728

Health Care Providers & Services 4.00%
Almost Family, Inc. (I)	900	31,896
AMERIGROUP Corp. (I)	3,500	150,605
AMN Healthcare Services, Inc. (I)	1,200	6,720
Bio-Reference Labs, Inc. (I)	3,700	77,589
BioScrip, Inc. (I)	10,800	43,416
Catalyst Health Solutions, Inc. (I)	2,900	124,468
Chemed Corp.	2,300	140,162
Corvel Corp. (I)	5,300	242,157
Gentiva Health Services, Inc. (I)	1,500	34,470
Health Management Associates, Inc., Class A (I)	67,000	596,970
HMS Holdings Corp. (I)	1,400	88,214
Lincare Holdings, Inc. (L)	29,550	760,912
Molina Healthcare, Inc. (I)	6,100	154,879
Prospect Medical Holdings, Inc. (I)	1,800	15,192
The Providence Service Corp. (I)	2,600	43,706
US Physical Therapy, Inc. (I)	500	9,595

Health Care Technology 0.06%
Computer Programs & Systems, Inc.	800	37,352

Life Sciences Tools & Services 3.29%
Albany Molecular Research, Inc. (I)	100	505
Dionex Corp. (I)	1,300	118,521
eResearch Technology, Inc. (I)	10,900	61,149
Mettler-Toledo International, Inc. (I)	7,900	1,146,922
Parexel International Corp. (I)	8,800	154,528
PerkinElmer, Inc.	6,800	158,440
Pharmaceutical Product Development, Inc.	17,400	433,608

4

Growth Opportunities Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Pharmaceuticals 1.63%
Hi-Tech Pharmacal Company, Inc. (I)	800	$19,024
Impax Laboratories, Inc. (I)	20,600	368,740
Questcor Pharmaceuticals, Inc. (I)(L)	8,500	121,040
Salix Pharmaceuticals, Ltd. (I)	11,500	513,475

Industrials 17.73%		11,169,089

Aerospace & Defense 1.12%
Astronics Corp. (I)	1,100	22,627
DigitalGlobe, Inc. (I)	19	561
Hexcel Corp. (I)	15,700	269,255
TransDigm Group, Inc. (I)	6,000	411,000

Air Freight & Logistics 0.04%
HUB Group, Inc., Class A (I)	600	19,578
Pacer International, Inc. (I)	1,100	6,149

Airlines 4.46%
Alaska Air Group, Inc. (I)	700	38,500
Hawaiian Holdings, Inc. (I)	500	3,950
Skywest, Inc.	100	1,619
United Continental Holdings, Inc. (I)(L)	99,840	2,763,571

Building Products 0.44%
A.O. Smith Corp.	1,700	66,997
AAON, Inc.	1,700	43,605
Lennox International, Inc. (L)	3,400	149,566
Masco Corp.	100	1,091
Trex Company, Inc. (I)(L)	800	14,760

Commercial Services & Supplies 1.06%
Cenveo, Inc. (I)	4,800	24,576
Consolidated Graphics, Inc. (I)	600	28,536
Deluxe Corp.	7,100	150,449
Herman Miller, Inc.	1,900	40,926
HNI Corp. (L)	7,100	189,144
Interface, Inc., Class A	7,400	106,856
Knoll, Inc. (L)	6,100	93,635
Schawk, Inc., Class A	1,500	26,910
Standard Parking Corp. (I)	300	5,328

Electrical Equipment 3.00%
Acuity Brands, Inc. (L)	2,800	150,808
AMETEK, Inc.	14,000	828,380
AZZ, Inc.	600	22,362
Baldor Electric Company	3,300	208,923
Polypore International, Inc. (I)	17,300	549,794
Thomas & Betts Corp. (I)	1,600	71,120
Vicor Corp.	3,700	62,086

Machinery 5.72%
Actuant Corp., Class A	4,100	96,883
Altra Holdings, Inc. (I)	600	10,068
ArvinMeritor, Inc. (I)(L)	20,100	358,785
Colfax Corp. (I)	1,800	30,384
EnPro Industries, Inc. (I)	500	18,325
Force Protection, Inc. (I)	100	513
FreightCar America, Inc. (I)	200	4,968
Gardner Denver, Inc.	2,200	143,990

5

Growth Opportunities Fund
As of 11-30-10 (Unaudited)

	Shares	Value
Machinery (continued)

Hawk Corp., Class A (I)	2,800	$139,916
Navistar International Corp. (I)	2,300	117,714
Pall Corp.	6,400	289,728
RBC Bearings, Inc. (I)	1,400	51,646
Sauer-Danfoss, Inc. (I)	7,600	230,964
The Toro Company (L)	10,200	593,742
Timken Company	5,000	217,800
TriMas Corp. (I)	19,100	381,045
WABCO Holdings, Inc. (I)	18,500	919,450

Professional Services 0.41%
Administaff, Inc.	500	14,145
Exponent, Inc. (I)	2,500	87,300
The Advisory Board Company (I)	2,900	137,634
VSE Corp.	600	18,222

Road & Rail 0.74%
Celadon Group, Inc. (I)	2,000	26,940
Kansas City Southern (I)	7,400	350,316
Old Dominion Freight Lines, Inc. (I)	3,000	86,640

Trading Companies & Distributors 0.74%
Applied Industrial Technologies, Inc.	1,800	53,784
CAI International, Inc. (I)	500	10,225
DXP Enterprises, Inc. (I)	800	17,216
MSC Industrial Direct Company, Inc., Class A	1,800	108,252
TAL International Group, Inc.	3,800	107,654
Textainer Group Holdings, Ltd.	700	19,474
WESCO International, Inc. (I)	3,200	152,704

Information Technology 23.42%		14,752,628

Communications Equipment 5.90%
Acme Packet, Inc. (I)	30,900	1,513,482
ADTRAN, Inc.	18,600	579,204
Ixia (I)	13,600	215,696
JDS Uniphase Corp. (I)	35,900	426,133
Loral Space & Communications, Inc. (I)	400	29,232
NETGEAR, Inc. (I)	1,100	34,958
Plantronics, Inc.	3,300	118,041
Polycom, Inc. (I)	9,000	333,045
Riverbed Technology, Inc. (I)	13,700	464,567
Tellabs, Inc.	300	1,893

Computers & Peripherals 2.03%
Isilon Systems, Inc. (I)	15,500	523,125
NCR Corp. (I)	34,700	499,333
Silicon Graphics International Corp. (I)	200	1,538
Stratasys, Inc. (I)	5,300	179,246
Super Micro Computer, Inc. (I)	7,500	77,250

Electronic Equipment, Instruments & Components 1.15%
Coherent, Inc. (I)	800	33,048
Comverge, Inc. (I)	100	667
DDi Corp.	2,400	25,176
FARO Technologies, Inc. (I)	3,100	80,507
Insight Enterprises, Inc. (I)	1,100	13,871
Keithley Instruments, Inc.	6,500	140,205
MTS Systems Corp.	300	11,496
Multi-Fineline Electronix, Inc. (I)	2,000	46,600

6

Growth Opportunities Fund
As of 11-30-10 (Unaudited)

	Shares	Value
Electronic Equipment, Instruments & Components (continued)

Power-One, Inc. (I)(L)	16,600	$156,870
Spectrum Control, Inc. (I)	500	7,635
Trimble Navigation, Ltd. (I)	5,600	208,544

Internet Software & Services 0.38%
Earthlink, Inc.	100	897
IAC/InterActiveCorp (I)	3,300	92,928
Liquidity Services, Inc. (I)	2,100	32,487
OpenTable, Inc. (I)	900	65,286
Support.com, Inc. (I)	1,600	10,352
Travelzoo, Inc. (I)	800	34,392
ValueClick, Inc. (I)	100	1,554

IT Services 3.45%
Acxiom Corp. (I)	23,800	404,838
Cardtronics, Inc. (I)	8,600	145,340
CSG Systems International, Inc. (I)	6,800	127,976
Exlservice Holdings, Inc. (I)	3,800	78,546
Forrester Research, Inc.	600	20,790
Gartner, Inc. (I)	6,800	218,756
Global Cash Access Holdings, Inc. (I)	14,700	33,516
Heartland Payment Systems, Inc. (L)	4,600	72,634
iGate Corp.	6,200	124,000
MAXIMUS, Inc.	4,000	242,800
Sapient Corp.	20,000	238,600
VeriFone Holdings, Inc. (I)	12,400	430,900
Virtusa Corp. (I)	2,300	31,372

Semiconductors & Semiconductor Equipment 3.97%
Atmel Corp. (I)	19,500	202,605
Cirrus Logic, Inc. (I)(L)	50,200	766,554
Entropic Communications, Inc. (I)(L)	28,000	250,320
Lattice Semiconductor Corp. (I)	15,500	68,975
Micrel, Inc.	11,560	143,113
MKS Instruments, Inc. (I)	100	2,037
Novellus Systems, Inc. (I)	1,900	57,285
NVE Corp. (I)	1,100	56,089
OmniVision Technologies, Inc. (I)	6,000	169,740
Silicon Image, Inc. (I)	8,800	67,496
Skyworks Solutions, Inc. (I)(L)	19,500	496,275
Supertex, Inc. (I)	1,500	37,515
Teradyne, Inc. (I)	4,200	49,812
Volterra Semiconductor Corp. (I)	6,000	135,120

Software 6.54%
Actuate Corp. (I)	4,500	25,380
Ariba, Inc. (I)	1,200	24,282
Compuware Corp. (I)	4,100	42,230
FactSet Research Systems, Inc.	4,500	399,015
Informatica Corp. (I)	10,600	437,568
Manhattan Associates, Inc. (I)	3,800	118,142
MICROS Systems, Inc. (I)	13,900	607,708
Opnet Technologies, Inc.	3,600	87,552
Parametric Technology Corp. (I)	10,200	218,484
Progress Software Corp. (I)	7,300	281,561
Quest Software, Inc. (I)	2,000	50,600
Radiant Systems, Inc. (I)	10,400	187,720
Renaissance Learning, Inc.	5,700	67,089
Rovi Corp. (I)	1,000	55,170

7

Growth Opportunities Fund
As of 11-30-10 (Unaudited)

		Shares	Value
Software (continued)

Smith Micro Software, Inc. (I)		9,100	$135,954
Sonic Solutions (I)		85	848
Synchronoss Technologies, Inc. (I)		8,100	210,519
TIBCO Software, Inc. (I)		59,600	1,170,544

Materials 6.02%			3,792,303

Chemicals 4.24%
Albemarle Corp.		17,000	919,530
Ashland, Inc.		1,400	71,232
Balchem Corp.		3,800	117,648
Hawkins, Inc.		900	39,177
International Flavors & Fragrances, Inc.		15,800	829,816
Kraton Performance Polymers Inc. (I)		2,500	71,200
NewMarket Corp.		2,300	289,340
Olin Corp.		1,000	18,270
Omnova Solutions, Inc. (I)		4,200	36,876
PolyOne Corp. (I)		12,300	153,258
Quaker Chemical Corp.		1,100	41,778
Stepan Company		300	21,165
The Scotts Miracle-Gro Company, Class A		1,200	59,952

Containers & Packaging 0.15%
Rock-Tenn Company, Class A		1,800	97,362

Metals & Mining 1.63%
Carpenter Technology Corp.		9,500	346,465
Compass Minerals International, Inc.		500	41,300
Stillwater Mining Company (I)(L)		7,400	140,008
Titanium Metals Corp. (I)		23,400	404,118
US Gold Corp. (I)		14,300	93,808

Telecommunication Services 0.85%			533,403

Diversified Telecommunication Services 0.21%
Consolidated Communications Holdings, Inc.		4,300	79,206
Global Crossing, Ltd. (I)		3,700	49,469

Wireless Telecommunication Services 0.64%
MetroPCS Communications, Inc. (I)		23,400	284,310
Syniverse Holdings, Inc. (I)		1,100	33,616
USA Mobility, Inc.		5,100	86,802

Utilities 0.07%			40,952

Gas Utilities 0.07%
South Jersey Industries, Inc.		800	40,952

Short-Term Investments 16.10%			$10,137,302

(Cost $10,137,917)

		Par Value/
	Yield	Shares	Value

Short-Term Securities 3.17%			1,996,469

State Street Institutional Treasury Money Market Fund	0.0030% (Y)	$1,996,469	1,996,469

Securities Lending Collateral 12.93%			8,140,833

John Hancock Collateral Investment Trust (W)	0.2624% (Y)	813,506	8,140,833

8

Growth Opportunities Fund
As of 11-30-10 (Unaudited)

Total investments (Cost $59,607,601)† 113.37%	$71,408,321

Other assets and liabilities, net (13.37%)	($8,419,927)

Total net assets 100.00%	$62,988,394

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 11-30-10.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-10.

† At 11-30-10, the aggregate cost of investment securities for federal income tax purposes was $59,708,129. Net unrealized appreciation aggregated $11,700,192, of which $12,786,368 related to appreciated investment securities and $1,086,176 related to depreciated investment securities.

9

Growth Opportunities Fund
As of 11-30-10 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2010, all investments are categorized as Level 1 under the hierarchy described above.

During the nine month period ended November 30, 2010, there were no significant transfers in or out of Level 1 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

10

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Growth Opportunities Fund.

840Q3 11/10
1/11

John Hancock

MUTUAL FUNDS

John Hancock International Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2010

International Growth Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Common Stocks 93.75%		$216,262,252

(Cost $196,177,149)

Australia 4.13%		9,515,809

BHP Billiton, Ltd.	26,619	1,094,246
Cochlear, Ltd.	3,748	280,848
Commonwealth Bank of Australia	17,379	802,421
CSL, Ltd.	9,757	325,961
JB Hi-Fi, Ltd.	7,072	128,408
Newcrest Mining, Ltd.	17,436	661,420
Rio Tinto, Ltd.	30,138	2,366,173
Telstra Corp., Ltd.	193,663	520,464
Wesfarmers, Ltd.	6,125	184,140
Westpac Banking Corp.	4,564	93,229
Woodside Petroleum, Ltd.	22,686	910,311
Woolworths, Ltd.	83,638	2,148,188

Austria 0.23%		536,380

Andritz AG	2,881	228,541
Immofinanz AG (I)(L)	39,303	139,442
Immofinanz AG - Escrow Shares (I)	49,581	0
Raiffeisen International Bank Holding AG	1,557	76,473
Voestalpine AG	2,267	91,924

Belgium 1.13%		2,601,283

Anheuser-Busch InBev NV	5,495	300,979
Bekaert SA	4,005	380,386
Belgacom SA (L)	11,130	376,433
Colruyt SA (I)	9,285	463,811
Delhaize Group SA	2,611	178,527
Mobistar SA	3,863	224,746
Nyrstar (L)	3,757	49,010
Telenet Group Holding NV	5,111	185,264
Umicore	9,323	442,127

Bermuda 0.32%		744,115

Alliance Oil Company, Ltd., SADR (I)	12,075	170,227
Frontline, Ltd.	3,858	100,909
Golden Ocean Group, Ltd. (L)	63,400	85,929
Seadrill, Ltd.	12,651	387,050

Canada 2.82%		6,493,757

Bank of Montreal	6,200	363,587
Barrick Gold Corp.	27,600	1,422,547
Canadian National Railway Company	22,600	1,443,776
Eldorado Gold Corp.	23,600	411,744
Imperial Oil, Ltd.	3,900	141,822
Pacific Rubiales Energy Corp.	11,400	355,365
Research In Motion, Ltd. (I)	12,700	782,500
Rogers Communications, Inc., Class B	10,100	357,049
Royal Bank of Canada	7,600	406,819
Shaw Communications, Inc., Class B	6,000	120,228
Shoppers Drug Mart Corp.	8,700	320,609
Teck Resources, Ltd., Class B	7,400	367,711

Denmark 3.83%		8,844,105

A P Moller Maersk A/S, Series A	21	170,339
Carlsberg A/S	5,058	477,934

1

International Growth Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Denmark (continued)

Danske Bank A/S (I)	15,321	$379,910
FLS Industries A/S, B Shares	2,244	184,167
Novo Nordisk A/S	70,916	7,026,692
Novozymes A/S, B Shares	4,639	605,063

Finland 0.97%		2,240,809

Kone Oyj	9,995	522,994
Metra Oyj	4,665	323,087
Metso Oyj	9,734	500,948
Nokia AB Oyj	20,710	191,583
Stora Enso Oyj, Series R	25,531	219,579
UPM-Kymmene Oyj	32,518	482,618

France 5.71%		13,173,403

Air Liquide SA	2,323	271,821
BNP Paribas	20,446	1,208,575
Bureau Veritas SA	4,684	341,015
Cie Generale de Geophysique-Veritas (I)	4,420	102,251
Credit Agricole SA	12,073	147,750
Danone SA	9,579	560,899
Dassault Systemes SA	3,681	251,502
Essilor International SA	4,567	285,326
Eutelsat Communications	5,471	184,167
Hermes International SA	5,904	1,118,238
L'Oreal SA	7,961	846,258
Legrand SA, ADR	8,608	328,910
LVMH Moet Hennessy Louis Vuitton SA (L)	14,249	2,160,367
Neopost SA	2,001	176,391
PPR	3,033	481,697
Publicis Groupe SA	3,402	151,987
Renault SA (I)	10,278	538,554
Safran SA	8,249	258,296
Sanofi-Aventis SA	15,177	917,012
Schneider Electric SA	3,596	504,404
Societe Generale	5,037	233,110
Technip SA	5,559	431,321
Total SA (L)	24,207	1,171,525
Vallourec SA	1,832	173,872
Wendel	1,708	131,914
Zodiac SA	3,122	196,241

Germany 4.79%		11,039,141

Adidas AG	5,063	317,869
Aixtron AG (L)	11,754	358,033
Bayerische Motoren Werke (BMW) AG	25,590	1,924,641
Beiersdorf AG	4,055	235,393
Daimler AG (I)	38,742	2,508,340
Henkel AG & Company, KGaA	3,535	178,991
Infineon Technologies AG (I)	81,978	730,243
Lanxess AG	11,207	790,764
MAN AG	5,249	617,149
SAP AG	57,854	2,699,044
Software AG	1,774	217,890
Stada Arzneimittel AG	7,447	236,509
Suedzucker AG	3,083	65,926
Symrise AG	6,284	158,349

2

International Growth Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Greece 0.38%		$871,402

Alpha Bank A.E. (I)	14,196	79,098
EFG Eurobank Ergasias SA (I)	14,671	73,422
National Bank of Greece SA (I)	44,525	375,061
OPAP SA	21,369	343,821

Hong Kong 1.89%		4,362,008

BOC Hong Kong Holdings, Ltd.	43,500	148,638
Cathay Pacific Airways, Ltd.	83,000	241,056
CLP Holdings, Ltd.	110,500	906,520
Esprit Holdings, Ltd.	56,563	271,010
Hang Seng Bank, Ltd.	31,700	518,963
Hong Kong & China Gas Company, Ltd.	253,550	617,852
Hong Kong Electric Holdings, Ltd.	85,500	548,041
Hong Kong Exchanges & Clearing, Ltd.	26,200	595,546
Sun Hung Kai Properties, Ltd.	8,000	131,248
Swire Pacific, Ltd., Class A	25,000	383,134

Ireland 0.79%		1,824,012

CRH PLC	24,280	422,483
Experian PLC	12,892	147,428
Shire PLC	53,588	1,254,101

Israel 0.07%		167,352

Israel Chemicals, Ltd.	11,591	167,352

Italy 0.26%		593,144

Mediobanca SpA (L)	16,159	132,885
Saipem SpA	11,068	460,259

Japan 19.11%		44,088,577

AEON Company, Ltd.	17,800	217,169
Asahi Glass Company, Ltd.	52,000	578,324
Astellas Pharma, Inc.	20,900	749,239
Canon, Inc.	61,500	2,893,143
Central Japan Railway Company, Ltd.	43	331,452
Chugai Pharmaceutical Company, Ltd.	18,300	330,419
CyberAgent, Inc.	82	152,289
Daiichi Sankyo Company, Ltd.	11,100	239,450
Daito Trust Construction Company, Ltd.	9,600	593,139
Dena Company, Ltd.	11,900	346,972
Eisai Company, Ltd.	13,000	447,230
Elpida Memory, Inc. (I)(L)	18,900	225,186
FamilyMart Company, Ltd.	3,800	129,321
Fanuc, Ltd.	17,900	2,564,738
Fast Retailing Company, Ltd.	6,100	965,122
Fuji Heavy Industries, Ltd.	44,000	325,997
Fujitsu, Ltd.	24,000	154,009
Gree, Inc.	8,500	103,603
Hirose Electric Company, Ltd.	2,700	266,823
Hisamitsu Pharmaceutical Company, Inc.	7,900	314,350
Hitachi, Ltd.	258,000	1,220,825
Honda Motor Company, Ltd.	68,300	2,472,408
Hoya Corp.	25,900	610,966
Inpex Corp.	107	550,459
Isuzu Motors, Ltd.	118,000	525,979
Itochu Corp.	29,800	276,342
Japan Tobacco, Inc.	36	121,946

3

International Growth Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Japan (continued)

JX Holdings, Inc.	46,100	$285,362
Kao Corp.	46,000	1,153,794
KDDI Corp.	64	365,246
Keyence Corp.	4,100	1,034,777
Kintetsu Corp. (L)	51,000	152,353
Kobe Steel Company, Ltd.	88,000	199,803
Komatsu, Ltd.	26,400	731,287
Kurita Water Industries, Ltd.	5,300	151,763
Lawson, Inc.	6,100	270,195
Makita Corp.	3,200	115,675
Marubeni Corp.	43,000	279,022
Mitsubishi Chemical Holdings Corp.	114,000	655,250
Mitsubishi Corp.	9,200	232,635
Mitsubishi Electric Corp.	74,000	733,081
Mitsui & Company, Ltd.	9,000	140,570
Mitsui O.S.K. Lines, Ltd.	61,000	419,144
Murata Manufacturing Company, Ltd.	10,100	616,750
NHK Spring Company, Ltd.	19,000	191,173
Nidec Corp. (L)	6,200	620,865
Nintendo Company, Ltd.	4,100	1,113,621
Nippon Electric Glass Company, Ltd.	34,000	477,410
Nippon Yusen Kabushiki Kaisha	77,000	335,852
Nissan Motor Company, Ltd.	37,900	355,538
Nitori Company, Ltd.	5,800	510,509
Nitto Denko Corp.	13,500	560,611
Nomura Research Institute, Ltd.	8,300	167,043
NSK, Ltd.	42,000	354,346
NTT Data Corp.	37	119,954
NTT DoCoMo, Inc.	554	901,080
Odakyu Electric Railway Company, Ltd. (L)	42,000	382,927
Olympus Corp.	6,400	180,114
Omron Corp.	9,600	236,784
Ono Pharmaceutical Company, Ltd.	2,200	97,177
Oriental Land Company, Ltd.	2,500	226,437
ORIX Corp.	2,390	204,206
Rakuten, Inc.	259	198,377
Resona Holdings, Inc. (L)	12,700	77,504
Ricoh Company, Ltd.	11,000	155,245
Sankyo Company, Ltd.	2,600	137,633
Santen Pharmaceutical Company, Ltd.	6,500	223,438
Sawai Pharmaceutical Company, Ltd.	2,500	213,255
Secom Company, Ltd.	8,200	365,003
Seven & I Holdings Company, Ltd.	13,600	332,344
Shimamura Company, Ltd.	1,600	146,069
Shin-Etsu Chemical Company, Ltd.	13,300	650,050
Shionogi & Company, Ltd.	12,600	229,527
Shiseido Company, Ltd.	18,000	376,201
SMC Corp.	3,400	540,380
Softbank Corp.	34,700	1,202,494
Sony Corp.	10,600	376,115
Stanley Electric Company, Ltd.	12,400	221,680
Sumitomo Heavy Industries, Ltd.	22,000	135,134
Sysmex Corp.	3,200	203,735
Takeda Pharmaceutical Company, Ltd.	42,100	1,956,935
Terumo Corp.	18,300	974,242
THK Company, Ltd.	6,700	138,916
Tokyo Electron, Ltd.	5,600	351,341

4

International Growth Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Japan (continued)

Toshiba Corp.	47,000	$244,875
Toyota Tsusho Corp.	12,100	196,507
Trend Micro, Inc.	7,300	225,505
Tsumura & Company, Ltd.	6,200	190,401
Unicharm Corp.	19,300	754,139
Yahoo! Japan Corp.	1,116	400,067
Yamada Denki Company, Ltd.	4,520	286,872
Yamato Kogyo Company, Ltd.	4,200	120,707
Zeon Corp.	23,000	184,632

Luxembourg 0.34%		793,042

Millicom International Cellular SA	5,161	447,802
Oriflame Cosmetics SA	3,026	157,759
SES SA	8,103	187,481

Netherlands 2.85%		6,582,073

Aegon NV (I)	30,018	164,774
ASML Holding NV	27,792	897,913
Fugro NV	4,794	322,761
Heineken NV	7,027	325,477
Koninklijke (Royal) KPN NV	61,895	883,317
Koninklijke Boskalis Westinster NV	5,049	216,251
Koninklijke Philips Electronics NV	44,799	1,208,582
Koninklijke Vopak NV	4,877	224,522
Randstad Holdings NV (I)	1,714	78,387
Reed Elsevier NV	36,234	423,703
TNT NV	9,050	215,445
Unilever NV (L)	57,495	1,620,941

Norway 0.90%		2,071,951

Aker Solutions ASA	10,400	153,695
Marine Harvest	249,988	232,318
Norsk Hydro ASA	20,011	117,513
Petroleum Geo-Services ASA (I)	23,400	283,629
Schibsted ASA	11,830	287,919
Statoil ASA	5,134	101,679
Telenor ASA	6,900	99,120
TGS Nopec Geophysical Company ASA	16,800	286,807
Yara International ASA	10,709	509,271

Portugal 0.14%		317,066

Jeronimo Martins SGPS SA	9,077	128,352
Portugal Telecom SGPS SA	14,867	188,714

Singapore 3.45%		7,966,469

CapitaCommercial Trust	93,000	104,854
Cosco Corp. Singapore, Ltd.	161,000	245,827
Ezra Holdings, Ltd.	103,000	128,476
Fraser and Neave, Ltd.	39,000	177,635
Genting Singapore PLC (I)	388,000	585,250
Golden Agri-Resources, Ltd.	664,000	364,060
Hyflux, Ltd.	55,000	131,292
Keppel Corp., Ltd.	94,000	757,949
Keppel Land, Ltd.	40,000	143,753
Midas Holdings, Ltd.	131,000	91,640
Neptune Orient Lines, Ltd. (I)	142,000	232,740
Olam International, Ltd.	62,000	143,037

5

International Growth Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Singapore (continued)

Oversea-Chinese Banking Corp., Ltd.	67,000	$504,218
SembCorp Marine, Ltd.	148,000	546,375
Singapore Airport Terminal Services, Ltd.	76,000	165,252
Singapore Exchange, Ltd.	79,000	515,170
Singapore Post, Ltd.	183,000	160,788
Singapore Press Holdings, Ltd.	176,000	558,634
Singapore Technologies Engineering, Ltd.	218,000	538,557
Singapore Telecommunications, Ltd.	497,000	1,165,529
SMRT Corp., Ltd.	89,000	136,854
StarHub, Ltd.	51,000	101,641
Wilmar International, Ltd.	57,000	259,569
Yangzijiang Shipbuilding Holdings, Ltd.	152,000	207,369

Spain 0.90%		2,070,335

Inditex SA	14,339	1,080,306
Telefonica SA	46,521	990,029

Sweden 6.60%		15,219,594

Alfa Laval AB	24,884	436,704
Assa Abloy AB, Series B	24,111	646,877
Atlas Copco AB, Series A	69,434	1,532,107
Atlas Copco AB, Series B	46,356	911,054
Boliden AB	25,924	445,222
Elekta AB, Series B	12,312	414,444
Ericsson (LM), Series B	18,103	186,626
Etrion Corp. (I)	5,222	3,208
Getinge AB, Series B	11,029	231,451
Hennes & Mauritz AB, B Shares	77,493	2,617,084
Hexagon AB (L)	15,807	299,306
Investor AB, B Shares	19,871	384,879
Kinnevik Investment AB	13,798	272,412
Lundin Petroleum AB (I)	22,874	224,985
Modern Times Group AB, B Shares	7,299	532,771
Sandvik AB	36,739	621,142
Scania AB, Series B	56,811	1,162,073
Skandinaviska Enskilda Banken AB, Series A	54,899	398,194
SKF AB, B Shares	42,897	1,145,039
Swedbank AB, Class A (I)	45,028	569,278
Swedish Match AB	19,019	531,799
Tele2 AB, Series B	19,071	381,334
Volvo AB, Series A (I)	22,265	311,629
Volvo AB, Series B (I)	66,174	959,976

Switzerland 10.74%		24,777,152

Clariant AG (I)	23,762	428,677
Compagnie Financiere Richemont SA, BR Shares	29,363	1,582,058
Geberit AG	2,802	566,295
Kuehne & Nagel International AG	2,062	264,079
Nestle SA	145,300	7,894,265
Nobel Biocare Holding AG	7,730	128,841
Novartis AG	91,118	4,848,968
Roche Holdings AG	36,935	5,069,135
Schindler Holding AG	3,094	349,371
SGS SA	386	631,392
Sika AG	168	334,639
Sonova Holding AG	4,982	621,944
Swisscom AG	674	274,867

6

International Growth Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Switzerland (continued)

Synthes AG	4,504	$551,013
The Swatch Group AG, BR Shares	2,258	906,375
UBS AG Swiss Exchange (I)	21,740	325,233

United Kingdom 21.40%		49,369,273

Acergy SA	21,800	435,593
Admiral Group PLC	27,988	664,777
Aggreko PLC	38,577	878,331
Anglo American PLC	11,965	524,314
ARM Holdings PLC	144,306	895,329
Asos PLC (I)	5,528	113,743
Associated British Foods PLC	15,547	256,513
AstraZeneca PLC	41,610	1,938,003
Babcock International Group PLC	17,470	141,598
BAE Systems PLC	35,239	181,202
Balfour Beatty PLC	26,469	112,654
Barclays PLC	18,694	75,118
BG Group PLC	47,285	855,955
BHP Billiton PLC	33,351	1,183,700
British American Tobacco PLC	94,109	3,410,585
British Sky Broadcasting Group PLC	91,419	1,025,011
BT Group PLC	225,015	594,529
Bunzl PLC	23,132	252,471
Burberry Group PLC	69,734	1,079,997
Cairn Energy PLC (I)	22,013	132,217
Capita Group PLC	40,873	414,398
Carnival PLC	10,291	419,513
Centrica PLC	146,743	700,650
Chemring Group PLC	3,054	136,227
Cobham PLC	85,258	254,785
Compass Group PLC	79,536	686,790
Croda International PLC	17,255	389,996
Diageo PLC	129,045	2,294,672
Drax Group PLC	13,172	72,498
Eurasian Natural Resources Corp.	32,151	438,817
Fresnillo PLC	10,359	227,114
GlaxoSmithKline PLC	542,712	10,277,415
ICAP PLC	21,830	161,174
IG Group Holdings PLC	42,806	327,417
IMI PLC	13,874	184,700
Informa PLC	42,872	263,532
Inmarsat PLC	27,790	280,447
Intercontinental Hotels Group PLC	10,785	191,179
International Power PLC	29,310	185,661
Intertek Group PLC	19,376	546,914
ITV PLC (I)	166,557	172,512
Kazakhmys PLC	13,777	296,573
Legal & General Group PLC	101,371	144,380
Lloyds Banking Group PLC	1,151,040	1,084,053
Man Group PLC	38,615	158,981
Next PLC	14,547	455,508
Pearson PLC	18,677	268,844
Petrofac, Ltd.	18,340	396,453
Petropavlovsk PLC	9,294	153,820
Randgold Resources, Ltd.	2,713	254,292
Reckitt Benckiser Group PLC	45,090	2,384,004
Reed Elsevier PLC	71,603	566,736

7

International Growth Fund
As of 11-30-10 (Unaudited)

	Shares	Value

United Kingdom (continued)

Rio Tinto PLC	41,898	$2,654,682
Rolls-Royce Group PLC (I)	47,868	453,799
SABMiller PLC	1,620	51,237
Sage Group PLC	31,053	124,458
Serco Group PLC	24,578	207,317
Severn Trent PLC	10,226	229,889
Smith & Nephew PLC	62,908	569,707
Smiths Group PLC	18,782	332,217
Standard Chartered PLC	51,516	1,386,001
Subsea 7, Inc. (I)	12,600	264,288
Tesco PLC	32,136	207,044
The Weir Group PLC	23,492	636,169
Unilever PLC	10,481	289,560
Vodafone Group PLC	484,878	1,211,672
Wolseley PLC (I)	13,535	361,804
WPP PLC	41,686	460,981
Xstrata PLC	19,278	386,753

Preferred Securities 0.97%		$2,239,799

(Cost $1,586,752)

Germany 0.97%		2,235,034

Henkel AG & Company KGaA	5,684	348,635
Porsche Automobil Holding SE	3,814	286,854
ProSiebenSat.1 Media AG	10,663	282,467
Volkswagen AG	8,194	1,317,078

United Kingdom 0.00%		4,765

Rolls-Royce Group PLC, C Shares (I)	3,063,552	4,765

Rights 0.02%		$44,353

(Cost $0)

Sweden 0.02%		44,353

Hexagon AB (Expiration Date: 12-16-10, Strike Price: SEK 74.00) (I)	15,807	44,353

Warrants 0.00%		$4,448

(Cost $5,399)

Canada 0.00%		4,448

Kinross Gold Corp. (Expiration Date: 9-17-14, Strike Price: $21.30) (I)	1,133	4,448

	Par value/Shares	Value

Short-Term Investments 6.06%		$13,966,253

(Cost $13,966,241)

State Street Institutional Treasury Money Market Fund, 0.0030% (Y)	5,672,932	5,672,932
U.S. Treasury Bills*, 0.2234%, 03-10-11	$3,620,000	3,618,208
John Hancock Collateral Investment Trust, 0.2624% (W)(Y)	467,180	4,675,113

Total investments (Cost $211,735,541)† 100.80%		$232,517,105

Other assets and liabilities, net (0.80%)		($1,845,967)

Total net assets 100.00%		$230,671,138

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

8

International Growth Fund
As of 11-30-10 (Unaudited)

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

SEK Swedish Krona

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 11-30-10.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-10.

† At 11-30-10, the aggregate cost of investment securities for federal income tax purposes was $212,635,140. Net unrealized appreciation aggregated $19,881,965, of which $27,028,638 related to appreciated investment securities and $7,146,673 related to depreciated investment securities.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The Fund had the following sector composition as a percentage of net assets on 11-30-10:

Health Care	18%
Industrials	16%
Consumer Discretionary	15%
Consumer Staples	13%
Materials	9%
Information Technology	8%
Financials	6%
Telecommunication Services	5%
Energy	4%
Utilities	1%
Short Term Investments and Other	5%

9

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2010, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market	Level 1 Quoted	Observable	Unobservable
	Value at 11-30-10	Price	Inputs	Inputs

Common Stocks
Australia	$9,515,809	-	$9,515,809	-
Austria	536,380	-	536,380	-
Belgium	2,601,283	-	2,601,283	-
Bermuda	744,115	-	744,115	-
Canada	6,493,757	$6,493,757	-	-
Denmark	8,844,105	-	8,844,105	-
Finland	2,240,809	-	2,240,809	-
France	13,173,403	-	13,173,403	-
Germany	11,039,141	-	11,039,141	-
Greece	871,402	-	871,402	-
Hong Kong	4,362,008	-	4,362,008	-
Ireland	1,824,012	-	1,824,012	-
Israel	167,352	-	167,352	-
Italy	593,144	-	593,144	-
Japan	44,088,577	-	44,088,577	-
Luxembourg	793,042	-	793,042	-
Netherlands	6,582,073	-	6,582,073	-
Norway	2,071,951	-	2,071,951	-
Portugal	317,066	-	317,066	-
Singapore	7,966,469	-	7,966,469	-
Spain	2,070,335	-	2,070,335	-
Sweden	15,219,594	-	15,219,594	-
Switzerland	24,777,152	-	24,777,152	-
United Kingdom	49,369,273	-	49,369,273	-
Preferred Securities
Germany	2,235,034	-	2,235,034	-
United Kingdom	4,765	-	4,765	-
Rights	44,353	-	44,353	-
Warrants	4,448	4,448	-	-
Short-Term Investments	13,966,253	10,348,045	3,618,208

Total Investments in Securities	$232,517,105	$16,846,250	$215,670,855	-
Other Financial Instruments
Futures	$101,968	$101,968	-	-
Forwards	$95,183	-	$95,183	-

10

During the nine month period ended November 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the nine month period ended November 30, 2010, the Fund used futures contracts to enhance potential gain, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies. The following table summarizes the contracts held at November 30, 2010. During the nine month period ended November 30, 2010, the Fund held futures contracts with absolute values ranging from $12.3 million to $20.7 million, as measured at each quarter end.

11

					UNREALIZED
	NUMBER OF		EXPIRATION	VALUE	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	(USD)	(DEPRECIATION)

FTSE 100 Index Futures	81	Long	Dec 2010	$6,985,593	($61,765)
OMX 30 Index Futures	7	Long	Dec 2010	110,357	1,112
SGX MSCI Singapore Index
Futures	40	Long	Dec 2010	2,246,071	25,872
MSCI EAFE Index Futures	21	Long	Dec 2010	1,610,280	39,233
DAX Index Futures	14	Long	Dec 2010	3,044,837	141,071
FTSE MIB Index Futures	4	Short	Dec 2010	(496,712)	41,228
ASX SPI 200 Index Futures	33	Short	Dec 2010	(3,631,972)	67,331
S&P TSE 60 Index Futures	18	Short	Dec 2010	(2,597,204)	(152,114)

Total					$101,968

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the fund’s total return, and the potential for losses in excess of the fund’s unrealized appreciation (depreciation) at November 30, 2010.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the nine month period ended November 30, 2010, the Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies. The following table summarizes the contracts held at November 30, 2010. During the nine month period ended November 30, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from $24.2 million to $50.8 million, as measured at each quarter end.

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED
	COVERED	BY			UNREALIZED
	BY	CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECATION)

BUYS

AUD	575,439	$570,513	Barclays Bank PLC	12-17-10	($19,977)
AUD	563,826	559,076	Mellon Bank N.A.	12-17-10	(19,650)
EUR	540,433	754,185	Bank of America N.A.	12-17-10	(52,714)
EUR	945,132	1,318,483	Deutsche Bank AG London	12-17-10	(91,720)
EUR	664,614	927,942	Royal Bank of Scotland PLC	12-17-10	(65,286)
GBP	881,417	1,401,303	Bank of America N.A.	12-17-10	(30,448)
GBP	672,268	1,066,775	Brown Brothers Harriman & Company	12-17-10	(21,206)
GBP	1,553,874	2,467,404	JPMorgan Chase Bank	12-17-10	(50,686)
GBP	1,211,533	1,946,837	Morgan Stanley Capital Services, Inc.	12-17-10	(62,557)
HKD	8,977,161	1,158,530	Barclays Bank PLC	12-17-10	(2,267)
HKD	11,969,548	1,544,787	Brown Brothers Harriman & Company	12-17-10	(3,102)

12

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED
	COVERED	BY			UNREALIZED
	BY	CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECATION)

BUYS

HKD	8,977,161	$1,158,484	Morgan Stanley Capital Services, Inc.	12-17-10	($2,221)
HKD	17,954,322	2,317,246	State Street Bank and Trust Company	12-17-10	(4,719)
JPY	322,142,600	3,968,300	Deutsche Bank AG London	12-17-10	(118,174)
JPY	73,531,690	905,591	JPMorgan Chase Bank	12-17-10	(26,768)
SEK	6,901,911	1,036,619	Deutsche Bank AG London	12-17-10	(55,656)
SEK	8,715,007	1,302,906	JPMorgan Chase Bank	12-17-10	(64,249)
SGD	3,090,669	2,409,916	Bank of America N.A.	12-17-10	(69,129)
SGD	1,545,334	1,200,045	Barclays Bank PLC	12-17-10	(29,652)

		$28,014,942			($790,181)

SELLS

AUD	75,439	$566,169	Barclays Bank PLC	12-17-10	$15,633
AUD	563,826	552,721	Mellon Bank N.A.	12-17-10	13,296
CAD	4,246,070	4,175,504	Bank of America N.A.	12-17-10	40,484
CAD	997,037	980,606	Royal Bank of Scotland PLC	12-17-10	9,645
CHF	76,771	80,475	Bank of America N.A.	12-17-10	3,962
CHF	1,870,933	1,950,538	Barclays Bank PLC	12-17-10	85,895
CHF	940,363	981,436	Brown Brothers Harriman & Company	12-17-10	44,235
CHF	76,771	80,186	JPMorgan Chase Bank	12-17-10	3,673
CHF	1,717,392	1,762,875	Royal Bank of Scotland PLC	12-17-10	51,257
HKD	3,116,000	401,761	Mellon Bank N.A.	12-17-10	419
NOK	3,159,277	540,020	Barclays Bank PLC	12-17-10	31,814
NOK	9,556,145	1,626,356	Brown Brothers Harriman & Company	12-17-10	89,141
NOK	3,159,277	540,845	Royal Bank of Scotland PLC	12-17-10	32,639
SEK	8,747,124	1,305,064	Barclays Bank PLC	12-17-10	61,842
SEK	11,662,833	1,751,045	Brown Brothers Harriman & Company	12-17-10	93,416
SEK	17,494,249	2,689,657	JPMorgan Chase Bank	12-17-10	203,214
SEK	8,747,124	1,326,608	Mellon Bank N.A.	12-17-10	83,387
SGD	1,868,078	1,436,243	Brown Brothers Harriman & Company	12-17-10	21,412

		$22,748,109			$885,364

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

13

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at November 30, 2010 by risk category:

	FINANCIAL	ASSET	LIABILITY
	INSTRUMENTS	DERIVATIVES FAIR	DERIVATIVES FAIR
RISK	LOCATION	VALUE	VALUE

Equity Contracts	Futures	$315,847	($213,879)
	Foreign forward currency
Foreign Exchange Contracts	contracts	885,364	(790,181)

Total		$1,201,211	($1,004,060)

14

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Growth Fund.

870Q3 11/10
1/11

John Hancock

MUTUAL FUNDS

John Hancock International Allocation Portfolio

QUARTERLY PORTFOLIO HOLDINGS

11.30.2010

International Allocation Portfolio
As of 11-30-10 (Unaudited)

	Shares	Value

Affiliated Funds 99.93%		$17,957,508

(Cost $15,467,179)

EQUITY (G) 99.93%		17,957,508

International Large Cap 74.32%

John Hancock Funds III
International Growth, Class NAV (GMO)	232,525	4,464,476

John Hancock Funds II
International Opportunities, Class NAV (Marsico)	329,033	4,481,429

International Value, Class NAV (Templeton)	326,128	4,409,249

Emerging Markets 13.06%

John Hancock Funds II
Emerging Markets Value, Class NAV (DFA)	193,589	2,346,298

International Small Cap 7.53%

John Hancock Funds II
International Small Company, Class NAV (DFA)	170,698	1,353,634

Other 5.02%

John Hancock Investment Trust III
Greater China Opportunities, Class NAV (John Hancock1 ) (A)	43,764	902,422

Total investments (Cost $15,467,179)† 99.93%		$17,957,508

Other assets and liabilities, net 0.07%		$12,766

Total net assets 100.00%		$17,970,274

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

1 Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

† At 11-30-10, the aggregate cost of investment securities for federal income tax purposes was $18,661,472. Net unrealized depreciation aggregated $703,964, of which $2,490,329 related to appreciated investment securities and $3,194,293 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Portfolio uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Portfolio’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2010, all investments are categorized as Level 1 under the hierarchy described above.

During the period ended November 30, 2010, there were no significant transfers in or out of Level 1 assets.

In order to value the securities, the Portfolio uses the following valuation techniques. Investments by the Portfolio in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day. All other securities held by the Portfolio are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price.

2

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.

318Q3 11/10
1/11

John Hancock

MUTUAL FUNDS

John Hancock Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2010

Global Shareholder Yield Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Common Stocks 95.5%		$274,976,398

(Cost $245,371,602)

Australia 1.22%		3,511,355

BHP Billiton, Ltd., SADR	24,700	2,035,280
Westpac Banking Corp.	72,261	1,476,075

Belgium 2.55%		7,331,848

Anheuser-Busch InBev NV	95,420	5,226,459
Mobistar SA	36,188	2,105,389

Brazil 0.90%		2,604,835

CPFL Energia SA	112,500	2,604,835

Canada 3.80%		10,931,352

BCE, Inc.	158,200	5,349,103
Canadian Oil Sands Trust	60,900	1,655,759
Rogers Communications, Inc., Class B	74,000	2,616,005
Shaw Communications, Inc., Class B	65,400	1,310,485

Finland 0.47%		1,355,765

Fortum OYJ	51,400	1,355,765

France 6.84%		19,699,248

Air Liquide SA	13,440	1,572,656
France Telecom SA	246,300	4,984,252
SCOR SE	93,900	2,190,574
Total SA	74,400	3,600,671
Vinci SA	73,300	3,555,847
Vivendi SA	155,600	3,795,248

Germany 2.29%		6,579,133

BASF SE	41,400	3,094,759
Daimler AG (I)	22,500	1,456,756
Muenchener Rueckversicherungs AG	14,600	2,027,618

Hong Kong 0.52%		1,485,530

China Mobile, Ltd., SADR	29,800	1,485,530

Italy 0.93%		2,672,049

Terna Rete Elettrica Nazionale SpA	652,100	2,672,049

Netherlands 1.47%		4,228,699

Royal Dutch Shell PLC, ADR	69,700	4,228,699

Norway 1.38%		3,980,146

Orkla ASA	154,300	1,293,490
StatoilHydro ASA, SADR	134,400	2,686,656

Philippines 0.47%		1,350,900

Philippine Long Distance Telephone Company, SADR	24,851	1,350,900

Spain 1.48%		4,269,038

Telefonica SA	200,600	4,269,038

Sweden 0.50%		1,446,090

Assa Abloy AB, Series B	53,900	1,446,090

Global Shareholder Yield Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Common Stocks (continued)

Switzerland 4.64%		$13,364,570

Nestle SA	99,500	5,405,915
Roche Holdings AG	15,200	2,086,120
Swisscom AG	14,400	5,872,535

Taiwan 2.37%		6,813,672

HTC Corp.	91,650	2,534,201
Quanta Computer, Inc.	1,020,000	1,994,021
Taiwan Semiconductor Manufacturing Company, Ltd., SADR	212,600	2,285,450

United Kingdom 18.39%		52,965,874

AstraZeneca PLC, SADR	93,000	4,364,490
BAE Systems PLC	696,000	3,578,900
British American Tobacco PLC	38,600	1,398,895
Compass Group PLC	237,900	2,054,256
Diageo PLC, SADR	69,700	4,994,702
FirstGroup PLC	762,472	4,289,036
Imperial Tobacco Group PLC	174,700	5,123,879
Meggitt PLC	555,000	2,803,874
National Grid PLC	572,260	5,053,741
Next PLC	64,329	2,014,323
Pearson PLC	314,500	4,527,035
Scottish & Southern Energy PLC	158,400	2,762,055
Unilever PLC	48,200	1,331,629
United Utilities Group PLC	234,263	2,172,567
Vodafone Group PLC	2,040,600	5,099,299
William Morrison Supermarket PLC	330,350	1,397,193

United States 45.28%		130,386,294

Abbott Laboratories	35,600	1,655,756
Altria Group, Inc.	175,100	4,202,400
Arthur J. Gallagher & Company	103,800	2,914,704
AT&T, Inc.	121,800	3,384,822
Automatic Data Processing, Inc.	36,700	1,635,719
Bemis Company, Inc.	47,200	1,483,024
Bristol-Myers Squibb Company	131,200	3,311,488
CenturyLink, Inc.	124,300	5,343,657
Chevron Corp.	24,000	1,943,280
CMS Energy Corp.	116,400	2,091,708
Coca-Cola Enterprises, Inc.	65,000	1,569,750
Comcast Corp., Special Class A	112,800	2,139,816
ConocoPhillips	23,400	1,407,978
Diamond Offshore Drilling, Inc.	40,300	2,609,828
DPL, Inc.	54,000	1,367,820
Duke Energy Corp.	168,900	2,964,195
E.I. Du Pont de Nemours & Company	61,500	2,889,885
Emerson Electric Company	27,700	1,525,439
Exxon Mobil Corp.	31,500	2,191,140
Genuine Parts Company	35,200	1,694,528
H.J. Heinz Company	33,000	1,592,910
Honeywell International, Inc.	51,400	2,555,094
Hudson City Bancorp, Inc.	123,500	1,401,725
Johnson & Johnson	67,100	4,130,005
Kellogg Company	37,100	1,826,433
Kimberly-Clark Corp.	53,600	3,317,304
Kinder Morgan Energy Partners LP	45,400	3,198,430

Global Shareholder Yield Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Common Stocks (continued)

Lorillard, Inc.	54,900	$4,368,942
McDonald's Corp.	21,700	1,699,110
Merck & Company, Inc.	89,600	3,088,512
Microchip Technology, Inc.	119,600	4,019,760
Microsoft Corp.	137,200	3,458,812
Nicor, Inc.	46,300	2,002,475
NiSource, Inc.	238,600	3,991,778
NSTAR	38,500	1,593,900
NYSE Euronext	54,400	1,486,208
Oracle Corp.	109,100	2,950,064
PepsiCo, Inc.	24,000	1,551,120
Philip Morris International, Inc.	95,800	5,450,062
Pitney Bowes, Inc.	137,000	3,005,780
Progress Energy, Inc.	32,400	1,415,556
Regal Entertainment Group	20,000	270,000
Reynolds American, Inc.	56,600	1,751,204
SCANA Corp.	38,800	1,576,054
Southern Company	76,700	2,893,124
Spectra Energy Corp.	63,000	1,497,510
TECO Energy, Inc.	160,300	2,685,025
The Coca-Cola Company	26,600	1,680,322
The Travelers Companies, Inc.	29,800	1,608,902
Tupperware Brands Corp.	63,700	2,960,776
Vectren Corp.	82,500	2,136,750
Verizon Communications, Inc.	111,000	3,553,110
Waste Management, Inc.	39,200	1,342,600

Preferred Securities 0.77%		2,218,908

(Cost $2,080,114)

United States 0.77%		2,218,908

MetLife, Inc., Series B, 6.500%	89,400	2,218,908

Short-Term Investments 4.40%		12,681,224

(Cost $12,681,224)

State Street Institutional Treasury Money Market Fund, 0.0030% (Y)	12,681,224	12,681,224

Total investments (Cost $260,132,940)† 100.67%		$289,876,530

Other assets and liabilities, net (0.67%)		($1,930,677)

Total net assets 100.00%		$287,945,853

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 11-30-10.

† At 11-30-10, the aggregate cost of investment securities for federal income tax purposes was $261,608,540. Net unrealized appreciation aggregated $28,267,990, of which $34,890,139 related to appreciated investment securities and $6,622,149 related to depreciated investment securities.

Global Shareholder Yield Fund
As of 11-30-10 (Unaudited)

The Fund had the following sector composition as of November 30,2010 (as a percentage of total net assets):

Consumer Staples	18%
Telecommunication Services	16%
Utilities	14%
Industrials	9%
Energy	9%
Consumer Discretionary	8%
Information Technology	7%
Health Care	6%
Financial	5%
Materials	4%
Short-Term Investments & Other	4%

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2010, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market	Level 1 Quoted	Observable	Unobservable
	Value at 11-30-10	Price	Inputs	Inputs

Common Stocks
Australia	$3,511,355	$2,035,280	$1,476,075	-
Belgium	7,331,848	-	7,331,848	-
Brazil	2,604,835	2,604,835	-	-
Canada	10,931,352	10,931,352	-	-
Finland	1,355,765	-	1,355,765	-
France	19,699,248	-	19,699,248	-
Germany	6,579,133	-	6,579,133	-
Hong Kong	1,485,530	1,485,530	-	-
Italy	2,672,049	-	2,672,049	-
Netherlands	4,228,699	4,228,699	-	-
Norway	3,980,146	2,686,656	1,293,490	-
Philippines	1,350,900	1,350,900	-	-
Spain	4,269,038	-	4,269,038	-
Sweden	1,446,090	-	1,446,090	-
Switzerland	13,364,570	-	13,364,570	-
Taiwan	6,813,672	2,285,450	4,528,222	-
United Kingdom	52,965,874	9,359,192	43,606,682	-
United States	130,386,294	130,386,294	-	-
Preferred Securities
United States	2,218,908	2,218,908	-	-
Short-Term Investments	12,681,224	12,681,224	-	-

Total Investments in Securities	$289,876,530	$182,254,320	$107,622,210	-

During the nine month period ended November 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.

320Q3 11/10
1/11

John Hancock

MUTUAL FUNDS

John Hancock Classic Value Mega Cap Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2010

Classic Value Mega Cap
As of 11-30-10 (Unaudited)

	Shares	Value

Common Stocks 99.40%		$4,656,029

(Cost $4,332,917)

Consumer Discretionary 8.39%		393,040

Media 5.12%
Omnicom Group, Inc.	3,675	166,992
Viacom, Inc., Class B	1,925	72,823

Specialty Retail 3.27%
Lowe's Companies, Inc.	6,750	153,225

Consumer Staples 1.57%		73,542

Personal Products 1.57%
Avon Products, Inc.	2,575	73,542

Energy 10.33%		483,628

Oil, Gas & Consumable Fuels 10.33%
BP PLC, SADR	4,150	166,000
Exxon Mobil Corp.	3,075	213,897
Valero Energy Corp.	5,325	103,731

Financials 33.84%		1,585,298

Capital Markets 9.97%
Morgan Stanley	4,800	117,408
State Street Corp.	2,775	119,880
The Goldman Sachs Group, Inc.	575	89,781
UBS AG (I)(L)	9,300	140,151

Commercial Banks 4.53%
PNC Financial Services Group, Inc.	2,150	115,778
Wells Fargo & Company	3,550	96,596

Consumer Finance 1.55%
Capital One Financial Corp.	1,950	72,599

Diversified Financial Services 7.62%
Bank of America Corp.	7,875	86,231
Citigroup, Inc. (I)	31,056	130,435
JPMorgan Chase & Company	3,750	140,175

Insurance 10.17%
ACE, Ltd.	2,650	155,078
Hartford Financial Services Group, Inc.	2,075	46,190
MetLife, Inc.	2,325	88,699
The Allstate Corp.	6,400	186,297

Health Care 12.56%		588,264

Health Care Equipment & Supplies 7.61%
Becton, Dickinson & Company	2,450	190,929
Medtronic, Inc.	1,450	48,619
Zimmer Holdings, Inc. (I)	2,375	116,993

Health Care Providers & Services 2.45%
Aetna, Inc.	3,875	114,778

Pharmaceuticals 2.50%
Johnson & Johnson	1,900	116,945

Classic Value Mega Cap
As of 11-30-10 (Unaudited)

	Shares	Value
Industrials 9.75%		456,548

Aerospace & Defense 9.75%
L-3 Communications Holdings, Inc.	2,325	163,517
Northrop Grumman Corp.	3,200	197,376
The Boeing Company	1,500	95,655

Information Technology 17.22%		806,606

Communications Equipment 0.79%
Alcatel-Lucent, SADR (I)	13,525	37,059

Computers & Peripherals 7.55%
Dell, Inc. (I)	8,500	112,370
Hewlett-Packard Company	5,750	241,098

Electronic Equipment, Instruments & Components 3.35%
Tyco Electronics, Ltd.	5,162	157,028

Software 5.53%
CA, Inc.	7,175	164,236
Microsoft Corp.	3,761	94,815

Materials 3.16%		148,124

Chemicals 3.16%
PPG Industries, Inc.	1,900	148,124

Utilities 2.58%		120,979

Electric Utilities 2.58%
Edison International	3,275	120,979

Short-Term Investments 4.69%		$219,609

(Cost $219,620)

	Par value/Shares
		Value
Repurchase Agreement 2.31%		108,000

Repurchase Agreement with State Street Corp. dated 11-30-10
at 0.010% to be repurchased at $108,000 on 12-01-10,
collateralized by $85,000 Federal Home Loan Mortgage Corp.,
6.75% due 03-15-31 (valued at $115,281, including interest)	108,000	108,000

Securities Lending Collateral 2.38%		111,609

John Hancock Collateral Investment Trust, 0.2624% (W)(Y)	11,153	111,609

Total investments (Cost $4,552,537)† 104.09%		$4,875,638

Other assets and liabilities, net (4.09%)		($191,444)

Total net assets 100.00%		$4,684,194

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 11-30-10.

(Y) The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of 11-30-10.

Classic Value Mega Cap
As of 11-30-10 (Unaudited)

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

† At 11-30-10, the aggregate cost of investment securities for federal income tax purposes was $5,518,164. Net unrealized depreciation aggregated $642,526, of which $504,000 related to appreciated investment securities and $1,146,526 related to depreciated investment securities.

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2010, by major security category or type:

As of November 30, 2010, all investments of the Fund are categorized as Level 1 under the hierarchy above except Repurchase Agreements, which are Level 2.

During the nine month period ended November 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Mega Cap Fund.

322Q3 11/10
1/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: January 24, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: January 24, 2011